UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
U.S. GOVERNMENT AGENCIES — 55.1%
Federal Farm Credit Bank — 0.7%
5.64% due 04/04/11	$500,000	$539,520
6.00% due 03/07/11	200,000	216,412
6.30% due 12/03/13	500,000	575,880

		1,331,812

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/23	30,465	33,235
11.00% due 02/01/15	26	29
11.50% due 09/01/19	7,079	7,968

		41,232

Government National Mtg. Assoc. — 53.9%
4.50% due 05/15/18	650,543	678,773
4.50% due 08/15/18	1,019,075	1,063,299
4.50% due 09/15/18	2,796,096	2,917,436
4.50% due 10/15/18	2,944,741	3,072,532
4.50% due 09/15/33	3,816,791	3,844,075
4.50% due August TBA	23,000,000	22,870,625
5.00% due 04/15/18	2,848,310	2,999,895
5.00% due 04/15/33	26,531	27,223
5.00% due 08/15/33	1,472,287	1,509,032
5.00% due 09/15/33	671,079	688,591
5.00% due 10/15/33	467,559	479,759
5.00% due 04/15/34	22,305	22,866
5.00% due 11/15/34	156,914	160,861
5.00% due 02/15/35	19,425	19,895
5.00% due 03/15/35	485,249	497,001
5.00% due 04/15/35	50,116	51,330
5.00% due 05/15/35	1,390,106	1,423,772
5.00% due 09/15/35	756,946	775,278
5.00% due 10/15/35	123,086	126,067
5.00% due 12/15/35	79,018	80,932
5.00% due 03/15/36	715,996	731,994
5.00% due 05/15/36	1,097,276	1,121,794
5.00% due 06/15/36	759,238	776,203
5.00% due 09/15/36	1,753,899	1,791,555
5.00% due 10/15/36	386,984	395,631
5.00% due 11/15/36	39,701	40,588
5.00% due 12/15/36	304,035	310,827
5.00% due 01/15/37	3,494,522	3,570,965
5.00% due 02/15/37	1,643,509	1,679,461
5.00% due 03/15/37	1,360,035	1,389,786
5.00% due 04/15/37	1,481,666	1,514,078
5.00% due 08/15/38	9,672,225	9,882,294
5.50% due 11/15/32	10,720	11,143
5.50% due 03/15/33	349,339	363,012
5.50% due 04/15/33	402,896	418,664
5.50% due 05/15/33	959,242	996,183
5.50% due 06/15/33	4,446,194	4,620,221
5.50% due 07/15/33	1,284,639	1,334,920
5.50% due 10/15/33	1,282,316	1,332,507
5.50% due 12/15/33	257,561	267,642
5.50% due 01/15/34	2,877,381	2,985,508
5.50% due 02/15/34	1,603,730	1,663,996
6.00% due 01/15/28	2,283	2,399
6.00% due 04/15/28	909,897	950,821
6.00% due 05/15/28	1,304	1,371
6.00% due 10/15/28	3,420	3,595
6.00% due 04/15/29	30,121	31,687
6.00% due 05/15/29	60,754	63,913
6.00% due 06/15/29	21,566	22,687
6.00% due 04/15/31	20,422	21,484
6.00% due 05/15/31	34,704	36,508
6.00% due 11/15/31	149,012	156,759
6.00% due 12/15/31	241,393	253,943
6.00% due 01/15/32	103,189	108,457
6.00% due 02/15/32	26,949	28,324
6.00% due 03/15/32	6,587	6,923
6.00% due 08/15/32	204,697	215,148
6.00% due 11/15/32	27,838	29,260
6.00% due 12/15/32	5,539	5,821
6.00% due 01/15/33	14,210	14,926
6.00% due 02/15/33	39,502	41,494
6.00% due 03/15/33	60,050	63,078
6.00% due 04/15/33	250,088	262,700
6.00% due 07/15/33	171,919	180,589
6.00% due 08/15/33	1,746,915	1,823,274
6.00% due 09/15/33	272,598	286,345
6.00% due 10/15/33	814,242	855,262
6.00% due 11/15/33	116,181	122,040
6.00% due 12/15/33	466,132	489,638
6.00% due 02/15/34	157,068	164,596
6.00% due 05/15/34	25,293	26,506
6.00% due 06/15/34	30,824	32,301
6.00% due 07/15/34	1,037,300	1,087,018
6.00% due 08/15/34	138,405	145,038
6.00% due 09/15/34	783,837	821,405
6.00% due 10/15/34	2,991,243	3,134,612
6.00% due 12/15/34	235,427	246,711
6.00% due 06/15/35	168,253	175,844
6.00% due 08/15/35	112,180	117,241
6.50% due 02/15/29	9,992	10,786
6.50% due 05/15/31	10,507	11,319
6.50% due 06/15/31	46,417	50,002
6.50% due 07/15/31	21,546	23,210
6.50% due 08/15/31	47,136	50,776
6.50% due 09/15/31	117,303	126,362
6.50% due 10/15/31	188,823	203,405
6.50% due 11/15/31	10,144	10,928
6.50% due 12/15/31	15,367	16,553
6.50% due 01/15/32	29,256	31,451
6.50% due 02/15/32	390,767	420,089
6.50% due 06/15/32	44,764	48,123
7.00% due 07/15/23	18,284	19,869
7.00% due 10/15/23	32,573	35,397
7.00% due 09/15/25	169,895	185,071
7.00% due 03/20/29	13,361	14,549
7.00% due 06/20/29	2,092	2,278
7.00% due 11/20/30	47,914	52,192
7.50% due 04/15/17	8,670	9,340
7.50% due 08/15/23	146,830	161,192
7.50% due 09/15/23	397,515	436,386
9.00% due 12/15/16	32,382	35,069
11.00% due 08/20/15	82	90
11.00% due 09/20/15	286	317
11.50% due 05/20/15	1,101	1,221
12.50% due 09/15/14	3,998	4,570
13.00% due 02/15/11	1,137	1,181
13.00% due 04/15/11	155	163
13.00% due 10/20/14	835	955
13.00% due 11/15/14	428	495
13.00% due 02/20/15	462	518
13.50% due 02/15/13	5,983	6,963
15.00% due 01/15/12	194	225
15.00% due 02/15/12	603	697
15.00% due 06/15/12	3,485	4,030
15.00% due 09/15/12	388	449
15.50% due 09/15/11	19,144	21,470

		94,535,623

Small Business Administration — 0.5%
6.30% due 06/01/18	767,479	821,490

Total U.S. Government Agencies (cost $93,370,806)		96,730,157

U.S. GOVERNMENT TREASURIES — 34.6%
United States Treasury Notes — 34.6%
2.00% due 02/28/10	4,000,000	4,041,720
3.13% due 05/15/19	35,000,000	33,851,650
4.25% due 05/15/39	23,000,000	22,766,320

Total U.S. Government Treasuries (cost $60,603,128)		60,659,690

Total Long-Term Investment Securities (cost $153,973,934)		157,389,847

REPURCHASE AGREEMENT — 22.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $40,116,000)	40,116,000	40,116,000

TOTAL INVESTMENTS (cost $194,089,934)(2)	112.6%	197,505,847
Liabilities in excess of other assets	(12.6)	(22,171,305)

NET ASSETS	100.0%	$175,334,542

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Government Agencies
Government National Mtg. Assoc.	$—	$94,535,623	$—	94,535,623
Other Government Agencies+	—	2,194,534	—	2,194,534
U.S. Government Treasuries	60,659,690	—	—	60,659,690
Repurchase Agreement	—	40,116,000	—	40,116,000

Total	$60,659,690	$136,846,157	$—	$197,505,847

+	Sum of all other U.S. Government Agencies each of which individually has an aggregate market value less than 5% of net assets.

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
U.S. GOVERNMENT AGENCIES — 89.8%
Government National Mtg. Assoc. — 89.7%
4.50% due 05/15/18	$1,301,085	$1,357,547
4.50% due 08/15/18	660,934	689,616
4.50% due 09/15/18	2,242,114	2,339,413
4.50% due 10/15/18	3,383,478	3,530,307
4.50% due 08/15/33	2,204,700	2,220,460
4.50% due 09/15/33	2,921,690	2,942,575
4.50% due 05/15/39	29,962,190	29,970,383
4.50% due August TBA	40,000,000	39,775,000
5.00% due 03/15/18	380,830	401,097
5.00% due 04/15/18	4,711,246	4,961,972
5.00% due 05/15/18	6,544,735	6,893,034
5.00% due 01/15/33	16,525	16,957
5.00% due 05/15/33	9,888	10,095
5.00% due 08/15/33	2,254,572	2,313,401
5.00% due 09/15/33	2,011,177	2,063,657
5.00% due 10/15/33	4,569,611	4,688,848
5.00% due 04/15/34	41,130	42,165
5.00% due 05/15/34	123,919	127,036
5.00% due 11/15/34	536,871	550,377
5.00% due 12/15/34	504,902	517,603
5.00% due 09/15/35	16,868	17,276
5.00% due 10/15/35	97,586	99,950
5.00% due 11/15/35	98,220	100,599
5.00% due 12/15/35	53,349	54,641
5.00% due 02/15/36	138,776	141,876
5.00% due 04/15/36	405,639	414,702
5.00% due 06/15/36	1,364,360	1,394,845
5.00% due 07/15/36	354,351	362,268
5.00% due 08/15/36	25,741	26,317
5.00% due 09/15/36	735,472	750,913
5.00% due 10/15/36	25,661	26,234
5.00% due 11/15/36	304,286	311,085
5.00% due 12/15/36	972,564	994,295
5.00% due 01/15/37	674,612	689,369
5.00% due 02/15/37	648,002	662,177
5.00% due 04/15/37	7,952,251	8,126,207
5.00% due July TBA	80,000,000	81,550,000
5.50% due 06/15/29	4,230	4,404
5.50% due 01/15/32	36,662	38,108
5.50% due 12/15/32	537,600	558,810
5.50% due 01/15/33	372,551	387,132
5.50% due 02/15/33	1,387,441	1,441,746
5.50% due 03/15/33	835,749	868,458
5.50% due 04/15/33	4,276,105	4,443,474
5.50% due 05/15/33	5,284,031	5,481,677
5.50% due 06/15/33	5,588,861	5,805,342
5.50% due 07/15/33	304,802	316,732
5.50% due 08/15/33	1,737,333	1,805,334
5.50% due 09/15/33	301,383	313,179
5.50% due 10/15/33	4,995,942	5,191,486
5.50% due 12/15/33	5,331,608	5,540,290
5.50% due 01/15/34	6,853,509	7,111,052
5.50% due 02/15/34	1,020,974	1,059,341
5.50% due 04/15/35	1,614,759	1,673,925
5.50% due 07/15/35	1,752,150	1,816,350
5.50% due 09/15/35	19,165,079	19,867,299
5.50% due 10/15/35	12,194,981	12,641,813
5.50% due 11/15/35	21,064,490	21,836,306
5.50% due 12/15/35	14,589,671	15,124,245
5.50% due 02/15/36	1,859,593	1,925,986
5.50% due 03/15/36	7,959,504	8,243,685
5.50% due 04/15/36	302,356	313,151
5.50% due 05/15/36	2,603,653	2,696,612
6.00% due 11/15/23	3,534	3,718
6.00% due 01/15/24	5,140	5,392
6.00% due 07/15/28	2,721	2,860
6.00% due 11/15/28	260,293	273,582
6.00% due 12/15/28	218,994	230,174
6.00% due 01/15/29	453,550	477,131
6.00% due 02/15/29	515,124	541,907
6.00% due 03/15/29	439,554	462,409
6.00% due 04/15/29	1,100,104	1,156,329
6.00% due 05/15/29	35,585	37,435
6.00% due 06/15/29	388,138	408,016
6.00% due 07/15/29	126,702	133,289
6.00% due 08/15/29	13,604	14,311
6.00% due 10/15/29	100,655	105,888
6.00% due 04/15/31	11,671	12,278
6.00% due 07/15/31	14,691	15,455
6.00% due 10/15/31	67,535	71,047
6.00% due 11/15/31	873,392	918,801
6.00% due 12/15/31	425,782	447,918
6.00% due 01/15/32	500,206	525,745
6.00% due 02/15/32	27,456	28,858
6.00% due 03/15/32	328,136	344,889
6.00% due 07/15/32	76,644	80,557
6.00% due 08/15/32	1,132,105	1,181,966
6.00% due 09/15/32	770,547	809,887
6.00% due 10/15/32	124,867	131,241
6.00% due 11/15/32	846	890
6.00% due 12/15/32	84,040	88,330
6.00% due 01/15/33	1,090,964	1,145,981
6.00% due 02/15/33	1,062,225	1,115,792
6.00% due 03/15/33	1,069,558	1,123,495
6.00% due 04/15/33	971,491	1,020,483
6.00% due 05/15/33	1,028,099	1,079,946
6.00% due 06/15/33	716,499	752,631
6.00% due 08/15/33	1,062,458	1,114,392
6.00% due 10/15/33	384,818	404,224
6.00% due 11/15/33	1,260,716	1,323,953
6.00% due 12/15/33	2,181,213	2,291,210
6.00% due 01/15/34	1,337,874	1,401,998
6.00% due 02/15/34	7,760,237	8,132,182
6.00% due 03/15/34	148,270	155,376
6.00% due 04/15/34	2,479,121	2,597,945
6.00% due 05/15/34	201,270	210,917
6.00% due 06/15/34	235,273	246,549
6.00% due 07/15/34	2,344,548	2,456,921
6.00% due 08/15/34	3,487,544	3,646,565
6.00% due 09/15/34	173,992	182,003
6.00% due 10/15/34	497,199	521,029
6.00% due 11/15/34	806,069	844,704
6.00% due 12/15/34	56,876	59,602
6.00% due 01/15/35	69,305	72,432
6.00% due 02/15/35	621,296	649,327
6.00% due 04/15/35	46,905	49,022
6.00% due 05/15/35	34,251	35,797
6.00% due 06/15/35	303,646	317,347
6.00% due 11/15/35	11,946	12,485
6.00% due 12/15/35	1,275,222	1,335,436
6.00% due 01/15/36	755,351	788,015
6.00% due 02/15/36	1,414,518	1,475,684
6.00% due 03/15/36	1,109,873	1,157,867
6.00% due 04/15/36	2,885,959	3,010,755
6.00% due 05/15/36	4,723,858	4,928,130
6.00% due 06/15/36	2,010,674	2,097,619
6.00% due 07/15/36	1,202,462	1,254,458
6.00% due 08/15/36	15,217	15,845
6.00% due 09/15/36	137,256	143,192
6.00% due 10/15/36	1,126,921	1,174,581
6.00% due 11/15/36	1,715,323	1,789,498
6.00% due 09/15/38	14,741,123	15,373,955
6.50% due 03/15/28	18,075	19,511
6.50% due 08/15/28	32,383	34,975
6.50% due 01/15/29	3,416	3,688
6.50% due 02/15/29	1,113	1,201
6.50% due 03/15/29	94,559	102,068
6.50% due 04/15/29	1,255	1,355
6.50% due 05/15/29	9,025	9,743
6.50% due 06/15/29	30,323	32,730
6.50% due 07/15/29	1,744	1,883
6.50% due 10/15/29	3,250	3,508
6.50% due 08/15/31	160,584	172,984
6.50% due 09/15/31	10,530	11,343
6.50% due 10/15/31	188,823	203,405
6.50% due 11/15/31	103,023	110,979
6.50% due 12/15/31	127,675	137,535
6.50% due 02/15/32	160,959	173,037
6.50% due 05/15/32	860,716	925,305
6.50% due 06/15/32	89,073	95,758
7.00% due 03/15/23	19,567	21,264
7.00% due 01/20/24	446	484
7.00% due 03/20/24	446	483
7.00% due 07/20/25	1,987	2,158
7.00% due 09/15/25	73,782	80,373
7.00% due 01/20/29	28,980	31,557
7.00% due 02/20/29	5,352	5,827
7.00% due 06/20/29	10,373	11,295
7.00% due 07/20/29	37,040	40,333
7.00% due 09/20/29	3,710	4,040
7.00% due 10/20/29	7,326	7,977
7.00% due 11/20/29	2,468	2,687
7.00% due 03/20/30	3,885	4,232
7.00% due 06/20/30	4,413	4,807
7.00% due 08/20/30	16,573	18,053
7.00% due 09/20/30	17,662	19,239
7.00% due 10/20/30	21,063	22,943
8.00% due 11/15/26	99,795	110,080
8.00% due 12/15/29	9,493	10,736
8.00% due 04/15/30	28,859	32,655
8.00% due 05/15/30	2,321	2,627
8.00% due 08/15/30	28,707	32,482
8.50% due 03/15/17	12,363	13,410
8.50% due 05/15/21	28,955	31,384
8.50% due 12/15/22	42,007	45,430
8.50% due 01/15/23	102,658	111,088
8.50% due 09/15/24	19,437	21,037
9.00% due 07/15/16	38,610	41,814
9.00% due 10/15/16	4,637	5,021

		406,436,404

Small Business Administration — 0.1%
Small Business Administration 6.30% due 06/01/18	255,826	273,830

Total U.S. Government Agencies (cost $397,256,203)		406,710,234

U.S. GOVERNMENT TREASURIES — 8.0%
United States Treasury Notes — 8.0%
2.25% due 05/31/14	23,000,000	22,690,880
3.13% due 05/15/19	14,000,000	13,540,660

Total U.S. Government Treasuries (cost $35,856,717)		36,231,540

Total Long-Term Investment Securities (cost $433,112,920)		442,941,774

REPURCHASE AGREEMENTS — 28.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	100,000,000	100,000,000
UBS Securities, LLC Joint Repurchase Agreement(1)	29,055,000	29,055,000

Total Repurchase Agreements (cost $129,055,000)		129,055,000

TOTAL INVESTMENTS (cost $562,167,920)(2)	126.3%	571,996,774
Liabilities in excess of other assets	(26.3)	(118,953,098)

NET ASSETS	100.0%	$453,043,676

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 —Significant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Government Agencies
Government National Mtg. Assoc.	$—	$406,436,404	$—	$406,436,404
Other Government Agencies+	—	273,830	—	273,830
U.S. Government Treasuries	36,231,540	—	—	36,231,540
Repurchase Agreements	—	129,055,000	—	129,055,000

Total	$36,231,540	$535,765,234	$—	$571,996,774

+	Sum of all other U.S. Government Agencies each of which individually has an aggregate market value less than 5% of net assets.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

Security Description		Principal Amount**/ Shares/Warrants	Value (Note 1)
ASSET BACKED SECURITIES — 1.8%
Diversified Financial Services — 1.8%
Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(7)		145,000	81,329
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(7)		825,000	767,795
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.06% due 07/25/37(1)(2)		1,493,572	1,280,815
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.10% due 12/01/49(7)		285,000	152,778
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(7)		360,000	325,356
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.54% due 02/05/19*(3)(7)		1,575,000	1,127,500
Commercial Mtg. Pass Through Certs., Series 2004-LB4A, Class A3, 4.41% due 10/15/37(1)		1,500,000	1,401,416
Commercial Mtg. Pass-Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)		75,407	75,256
Deutsche ALT-A Securities, Inc., Series 2006-AB2, Class A5A, 6.09% due 06/25/36(1)		597,344	285,306
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(7)		413,000	196,128
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(7)		205,000	202,738
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(4)		830,000	730,400
Swift Master Auto Receivables Trust Series 2007-2, Class A 0.97% due 10/15/12(3)		2,957,126	2,717,131
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)(3)		553,158	383,768

Total Asset Backed Securities (cost $11,712,032)			9,727,716

CONVERTIBLE BONDS & NOTES — 0.0%
Drug Delivery Systems — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12		125,000	91,875

Electronic Components-Semiconductors — 0.0%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*†(5)(12)		1,270,000	1,588

Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(6)(10)(22)(25)(26)		297,000	89,100

Total Convertible Bonds & Notes (cost $1,506,833)			182,563

CORPORATE BONDS & NOTES — 48.2%
Advertising Services — 0.4%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12		1,390,000	1,386,525
Visant Holding Corp. Senior Notes 8.75% due 12/01/13		125,000	122,812
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)		458,000	454,565

			1,963,902

Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 6.88% due 03/15/39		133,000	148,826

Agricultural Chemicals — 0.3%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17		1,695,000	1,548,806

Airlines — 1.1%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11		1,843,000	1,483,615
American Airlines, Inc. Pass Through Certs. Series 1999-1, Class B 7.32% due 10/15/09		25,000	24,375
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13		719,000	674,063
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11		225,000	209,250
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19		615,238	569,095
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 09/18/11		800,000	744,000
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10		275,000	262,625
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21		263,624	185,855
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 12/31/49		4,233	4,191
United AirLines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11		1,051,000	1,345,280
United AirLines, Inc. Pass Through Certs. Series 2000-2, Class A-2 7.19% due 04/01/11		373,284	362,085

			5,864,434

Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13		730,000	715,400

Auto/Truck Parts & Equipment-Original — 0.2%
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*		1,200,000	828,000

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(4)(6)		225,000	0

Banks-Commercial — 0.5%
CoBank ACB Sub. Notes 7.88% due 04/16/18*		122,000	116,854
Independence Community Bank Corp. Sub. Notes 2.67% due 06/20/13(3)		172,000	154,427
KeyBank NA Sub. Notes 5.45% due 03/03/16		372,000	319,151
KeyBank NA Sub. Notes 7.41% due 10/15/27		128,000	114,742
PNC Bank NA Sub. Notes 6.88% due 04/01/18		220,000	217,488
Sovereign Bank Sub. Notes 8.75% due 05/30/18		175,000	172,113
Union Bank of California NA Sub. Notes 5.95% due 05/11/16		330,000	305,282
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15		548,000	516,311
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16		167,000	156,811
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38		328,000	319,740

			2,392,919

Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 1.63% due 06/15/37(3)		590,000	339,996

Banks-Super Regional — 0.4%
BAC Capital Trust XIII Bank Guar. Notes 1.03% due 03/15/12(3)(9)		1,070,000	475,909
Banc One Corp. Sub. Debentures 8.00% due 04/29/27		135,000	145,581
PNC Funding Corp. Company Guar. Notes 5.40% due 06/10/14		198,000	200,040
PNC Preferred Funding Trust I Jr. Sub. Notes 6.11% due 03/15/12*(3)(9)		390,000	202,621
USB Capital IX Company Guar. Notes 6.19% due 04/15/11(3)(9)		685,000	462,375
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16		638,000	625,500

			2,112,026

Beverages-Non-alcoholic — 0.2%
Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14		446,000	508,698
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15		460,000	465,196

			973,894

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17		950,000	878,750

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*		386,000	422,151
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*		255,000	277,971
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*		514,000	572,428

			1,272,550

Broadcast Services/Program — 0.2%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14		865,000	759,037
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(10)		400,401	148,148
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14		133,000	48,878

			956,063

Building & Construction Products-Misc. — 0.1%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14		752,000	740,720

Cable/Satellite TV — 2.6%
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10†(5)(12)		696,000	730,800
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(5)(12)		1,197,000	1,262,835
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*†(5)(12)		91,000	90,090
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(5)(12)		2,101,000	1,995,950
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*†(5)(12)		1,044,000	1,080,540
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*†(5)(12)		1,881,000	1,801,058
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15		1,147,000	1,188,661
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*		212,000	204,080
COX Communications, Inc. Senior Notes 9.38% due 01/15/19*		579,000	697,192
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11		1,500,000	1,485,000
DirecTV Holdings LLC/DirecTV Financing Co. Company Guar. Notes 7.63% due 05/15/16		2,155,000	2,095,738
Echostar DBS Corp. Company Guar. Notes 6.38% due 10/01/11		1,000,000	970,000
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39		255,000	248,189

			13,850,133

Casino Hotels — 0.8%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(6)(11)		946,489	780,853
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(4)(6)		425,000	382,500
Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*		1,450,000	1,370,250
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*		1,125,000	1,189,688
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*		618,000	526,845

			4,250,136

Casino Services — 0.4%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*		1,285,000	995,875
Snoqualmie Entertainment Authority Senior Sec. Notes 5.38% due 02/01/14*(3)		75,000	36,000
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*		1,525,000	793,000

			1,824,875

Cellular Telecom — 2.0%
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13		1,967,000	2,028,469
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11		1,406,000	1,516,322
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16*		975,000	938,437
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14		325,000	320,125
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14		925,000	919,219
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14		315,000	248,062
Nextel Communications, Inc. Senior Notes 6.88% due 10/31/13		150,000	124,125
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15		4,050,000	3,229,875
Verizon Wireless Capital LLC Notes 3.75% due 05/20/11*		460,000	469,417
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*		321,000	340,783
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*		245,000	292,798

			10,427,632

Chemicals-Diversified — 0.5%
Dow Chemical Co. Senior Notes 7.38% due 11/01/29		283,000	257,198
Dow Chemical Co. Senior Notes 8.55% due 05/15/19		2,113,000	2,116,761
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15		230,000	238,497

			2,612,456

Chemicals-Specialty — 0.7%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15		1,260,000	989,100
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14		35,000	27,737
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12		1,150,000	1,141,375
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14		1,508,000	671,060
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*		495,000	393,525
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(5)(12)		1,095,000	175,200

			3,397,997

Computer Services — 0.4%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*		1,495,000	1,242,719
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13		1,045,000	987,525

			2,230,244

Consumer Products-Misc. — 0.3%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*		971,000	907,885
Fortune Brands, Inc. Senior Notes 6.38% due 06/15/14		258,000	256,531
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12		325,000	321,750

			1,486,166

Containers-Metal/Glass — 0.3%
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23		735,000	632,100
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13		793,000	796,965

			1,429,065

Containers-Paper/Plastic — 0.2%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17*		750,000	738,750
Sealed Air Corp. Senior Notes 7.88% due 06/15/17*		475,000	470,763

			1,209,513

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Notes 4.70% due 02/15/19		400,000	405,657

Decision Support Software — 0.3%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15		2,050,000	1,701,500

Direct Marketing — 0.2%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12		1,494,000	1,015,920

Distribution/Wholesale — 0.2%
KAR Holdings, Inc. Company Guar. Notes 5.03% due 05/01/14(3)		715,000	538,037
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14		355,000	304,413

			842,450

Diversified Banking Institutions — 3.1%
Bank of America Corp. Sub. Notes 5.75% due 08/15/16		635,000	550,972
Bank of America Corp. Sub. Notes 7.25% due 10/15/25		117,000	103,463
Bank of America Corp. Senior Notes 7.38% due 05/15/14		992,000	1,024,752
Citigroup, Inc. Senior Notes 0.94% due 05/18/11(3)		475,000	449,040
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14		428,000	358,800
Citigroup, Inc. Senior Notes 5.50% due 04/11/13		828,000	776,039
Citigroup, Inc. Senior Notes 5.85% due 07/02/13		622,000	588,364
Citigroup, Inc. Senior Notes 6.13% due 05/15/18		807,000	705,851
GMAC LLC Company Guar. Notes 6.00% due 04/01/11*		2,655,000	2,323,125
GMAC LLC Company Guar. Notes 6.00% due 12/15/11*		1,646,000	1,407,330
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*		2,376,000	2,079,000
GMAC LLC Sub. Notes 8.00% due 12/31/18*		1,875,000	1,190,625
JPMorgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)		451,000	392,370
Morgan Stanley Senior Notes 5.38% due 10/15/15		340,000	333,149
Morgan Stanley Senior Notes 5.45% due 01/09/17		317,000	296,009
Morgan Stanley Senior Notes 5.95% due 12/28/17		175,000	167,923
Morgan Stanley Senior Notes 6.00% due 04/28/15		2,226,000	2,220,188
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15		608,000	598,045
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18		400,000	387,984
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37		567,000	504,059

			16,457,088

Diversified Financial Services — 0.3%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18		205,000	183,411
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38		504,000	398,859
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32		279,000	250,460
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39		914,000	822,704

			1,655,434

Diversified Manufacturing Operations — 0.4%
General Electric Co. Senior Notes 5.25% due 12/06/17		190,000	186,589
Harland Clarke Holdings Corp. Notes 5.63% due 05/15/15(3)		425,000	257,125
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15		1,150,000	882,625
SPX Corp. Senior Notes 7.63% due 12/15/14		525,000	506,625

			1,832,964

Electric-Generation — 1.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34		644,000	567,070
Edison Mission Energy Senior Notes 7.63% due 05/15/27		950,000	608,000
Homer City Funding LLC Senior Notes 8.14% due 10/01/19		471,960	424,764
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16		480,010	470,410
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17		862,055	818,958
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26		675,000	637,875
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13		677,709	662,379
The AES Corp. Senior Notes 8.00% due 10/15/17		1,320,000	1,227,600
The AES Corp. Senior Notes 8.00% due 06/01/20		625,000	560,937

			5,977,993

Electric-Integrated — 2.3%
Ameren Corp. Senior Notes 8.88% due 05/15/14		329,000	339,574
Appalachian Power Co. Senior Notes 7.95% due 01/15/20		220,000	253,656
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14		415,000	448,005
CMS Energy Corp. Senior Notes 8.75% due 06/15/19		150,000	151,758
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17		447,000	464,389
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(3)		374,000	254,320
Energy East Corp. Notes 6.75% due 07/15/36		480,000	473,360
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18		707,000	708,131
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19		230,000	239,776
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31		255,000	240,684
Kansas Gas & Electric Co. 1st Mtg. Bonds 6.70% due 06/15/19*		364,000	382,270
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11		1,170,000	1,167,075
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21		1,380,000	1,090,200
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17		463,365	451,781
Nevada Power Co. Notes 7.13% due 03/15/19		613,000	655,105
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12		940,000	978,125
PPL Electric Utilities Corp. 1st Mtg. Bonds 6.25% due 05/15/39		252,000	265,648
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11		50,000	53,514
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37		529,000	545,040
Southern California Edison Co. 1st Mtg. Bonds Series 04-G 5.75% due 04/01/35		80,000	82,248
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(6)(22)		1,550,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15		2,690,000	1,674,525
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(10)		1,526,281	694,458
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20		205,000	228,251

			11,841,893

Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13		175,000	135,625

Electronic Components-Semiconductors — 0.7%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13		1,475,000	1,353,313
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17		333,000	291,252
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*†(3)(5)(12)		3,005,000	1,953,250
Spansion LLC Senior Notes 11.25% due 01/15/16*†(5)(12)		180,000	45,225

			3,643,040

Electronics-Military — 0.3%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13		600,000	565,500
L-3 Communications Corp. Company Guar. Notes 7.63% due 06/15/12		925,000	927,313

			1,492,813

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 3.75% due 07/08/14		630,000	630,523
Oracle Corp. Senior Notes 5.00% due 07/08/19		400,000	398,508
Oracle Corp. Senior Notes 6.13% due 07/08/39		765,000	758,406

			1,787,437

Finance-Auto Loans — 0.9%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11		4,050,000	3,666,364
Ford Motor Credit Co., LLC Senior Notes 9.75% due 09/15/10		1,025,000	981,843

			4,648,207

Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13		640,000	524,012

Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 4.50% due 07/26/10		118,000	111,510

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 7.25% due 05/20/14		204,000	211,025
Capital One Bank USA NA Sub. Notes 8.80% due 07/15/19		355,000	362,676
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*		298,000	313,977

			887,678

Finance-Investment Banker/Broker — 0.4%
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(5)(9)(12)		222,000	22
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(5)(12)		280,000	28
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(5)(12)		361,000	36
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17		301,000	258,182
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26		350,000	287,777
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17		293,000	259,381
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(3)		138,000	115,038
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15		507,000	498,085
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14		469,000	477,850
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17		444,000	444,788

			2,341,187

Finance-Mortgage Loan/Banker — 0.2%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12		523,000	526,259
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11		270,000	266,462
Countrywide Home Loans, Inc. Notes 4.13% due 09/15/09		90,000	90,293

			883,014

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*		575,000	567,813
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14*		225,000	244,125

			811,938

Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14		416,000	456,256
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39		553,000	585,346

			1,041,602

Food-Retail — 0.2%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17*		700,000	689,500
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16		350,000	341,250

			1,030,750

Funeral Services & Related Items — 0.2%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15		1,200,000	903,000

Gambling (Non-Hotel) — 0.3%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*		1,850,000	999,000
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(5)(12)		1,045,000	65,313
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*		548,000	328,800

			1,393,113

Gas-Distribution — 0.1%
MXEnergy Holdings, Inc. Senior Notes 9.13% due 08/01/11(3)		650,000	260,000
Sempra Energy Senior Notes 6.50% due 06/01/16		420,000	438,414

			698,414

Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(8)		152,000	21,280

Hotel/Motels — 0.1%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14		852,000	636,870

Human Resources — 0.2%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13		1,228,000	1,255,630

Independent Power Producers — 0.4%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16		910,000	861,087
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10		650,000	672,750
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17		495,000	443,025

			1,976,862

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10		200,000	200,429
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*		2,015,000	1,350,050

			1,550,479

Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*		38,000	24,890
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*		174,000	174,015
Pricoa Global Funding I Notes 5.30% due 09/27/13*		320,000	297,023

			495,928

Insurance-Multi-line — 0.2%
American Financial Group, Inc. Senior Notes 9.88% due 06/15/19		287,000	287,091
MetLife, Inc. Senior Notes 6.75% due 06/01/16		230,000	234,153
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*		494,000	490,156

			1,011,400

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(3)		633,000	455,760
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*		297,000	315,382

			771,142

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15		509,000	515,248
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37		115,000	79,540

			594,788

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10		507,000	506,068
Janus Capital Group, Inc. Notes 6.95% due 06/15/17		407,000	355,425

			861,493

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 7.90% due 12/15/18		657,000	757,745

Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12		1,650,000	668,250

Medical Products — 0.5%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16		1,001,000	1,078,924
Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17		373,000	379,528
Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(10)		901,000	871,717
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14		475,000	415,625

			2,745,794

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.85% due 06/01/17		450,000	477,499
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16*		350,000	346,500

			823,999

Medical-Drugs — 0.8%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15		1,150,000	1,155,750
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15		168,000	170,956
Merck & Co., Inc. Senior Notes 5.00% due 06/30/19		430,000	435,388
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*		1,150,000	1,141,375
Wyeth Bonds 5.50% due 02/01/14		1,074,000	1,149,430

			4,052,899

Medical-HMO — 0.6%
CIGNA Corp. Senior Notes 8.50% due 05/01/19		825,000	836,440
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*		1,800,000	1,732,500
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11		325,000	335,412
WellPoint, Inc. Senior Notes 5.00% due 01/15/11		195,000	199,932

			3,104,284

Medical-Hospitals — 1.4%
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15		88,000	89,320
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15		1,525,000	1,494,500
HCA, Inc. Senior Notes 6.25% due 02/15/13		1,130,000	988,750
HCA, Inc. Senior Notes 7.88% due 02/01/11		900,000	885,375
HCA, Inc. Senior Notes 8.50% due 04/15/19*		950,000	931,000
HCA, Inc. Senior Notes 8.75% due 09/01/10		525,000	526,312
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16		1,505,000	1,482,425
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14		872,000	854,560

			7,252,242

Metal-Aluminum — 0.1%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18		577,000	498,542
Noranda Aluminum Holding Corp. Senior Notes 7.16% due 11/15/14(3)(10)		522,737	194,066

			692,608

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15		550,000	555,500

Mining — 0.2%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 11/15/14(3)(10)		1,409,946	777,233

Multimedia — 0.1%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11		125,000	43,750
News America, Inc. Company Guar. Notes 6.15% due 03/01/37		268,000	227,299
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33		250,000	279,832

			550,881

Music — 0.2%
WMG Acquisition Corp. Senior Notes 9.50% due 06/15/16*		1,300,000	1,293,500

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(4)(6)(13)(14)		500,000	0

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12		270,000	286,709
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32		255,000	270,280
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14		165,000	155,512

			712,501

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37		680,000	679,903
Xerox Corp. Senior Notes 6.35% due 05/15/18		280,000	249,900

			929,803

Oil Companies-Exploration & Production — 2.7%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*		1,150,000	1,078,125
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12		150,000	121,500
Bill Barrett Corp. Company Guar. Notes 9.88% due 07/15/16		250,000	237,930
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14		1,020,000	698,700
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15		895,000	554,900
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16		1,150,000	1,009,125
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18		900,000	783,000
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15		550,000	554,125
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(4)(6)		500,000	0
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15		675,000	556,875
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14		325,000	279,500
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16		550,000	541,750
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14†(5)(12)		1,125,000	601,875
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11		1,155,000	1,120,350
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*		430,000	363,350
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*		150,000	130,500
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24		364,000	337,747
Occidental Petroleum Corp. Senior Notes 4.13% due 06/01/16		420,000	413,061
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15		575,000	537,625
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16		600,000	616,500
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16		275,000	214,500
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15		1,125,000	1,001,250
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16		150,000	155,250
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16		2,690,000	2,172,175

			14,079,713

Oil Companies-Integrated — 0.4%
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39		437,000	465,157
Hess Corp. Senior Notes 7.13% due 03/15/33		320,000	320,499
Hess Corp. Senior Notes 7.88% due 10/01/29		691,000	749,490
Phillips Petroleum Co. Debentures 7.00% due 03/30/29		286,000	299,776

			1,834,922

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 6.63% due 06/15/37		291,000	248,258
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*		425,000	377,187

			625,445

Oil-Field Services — 0.3%
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*		1,090,000	994,625
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11		88,123	89,491
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36		265,000	239,823

			1,323,939

Paper & Related Products — 0.9%
Caraustar Industries, Inc. Notes 7.38% due 06/01/09(14)		650,000	357,500
Cellu Tissue Holdings, Inc. Sec. Notes 11.50% due 06/01/14*		275,000	270,187
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*		770,000	719,950
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*		365,000	339,450
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29		277,000	216,753
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*		725,000	703,250
International Paper Co. Senior Notes 7.95% due 06/15/18		266,000	256,621
International Paper Co. Senior Notes 9.38% due 05/15/19		1,728,000	1,761,452

			4,625,163

Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 5.25% due 06/15/12		113,000	116,746
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19		146,000	161,001

			277,747

Physicians Practice Management — 0.4%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17*		625,000	620,312
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14		1,620,000	1,603,800

			2,224,112

Pipelines — 1.8%
CenterPoint Energy Resources Corp. Senior Notes 6.00% due 05/15/18		230,000	209,029
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16		1,835,000	1,724,900
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16		2,295,000	2,013,863
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14		925,000	863,252
El Paso Corp. Senior Notes 12.00% due 12/12/13		150,000	162,750
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17		575,000	553,462
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19		325,000	371,131
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12		230,000	231,573
Kinder Morgan, Inc. Senior Notes 6.50% due 09/01/12		338,000	330,395
MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14		305,000	254,675
MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16		550,000	473,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18		525,000	454,125
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27		1,290,000	593,400
ONEOK, Inc. Senior Notes 6.00% due 06/15/35		464,000	388,915
Regency Energy Partners Company Guar. Notes 8.38% due 12/15/13		350,000	337,750
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21		690,000	679,650

			9,641,870

Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15		865,000	623,881

Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29		205,000	28,700

Publishing-Periodicals — 0.1%
Nielsen Finance LLC / Nielsen Finance Co. Senior Notes 11.50% due 05/01/16*		650,000	632,125
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17(24)(25)		2,115,000	89,888

			722,013

Real Estate Investment Trusts — 0.2%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14		1,150,000	1,049,375
Simon Property Group LP Senior Notes 10.35% due 04/01/19		115,000	130,667

			1,180,042

Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Senior Sub. Notes 11.63% due 06/15/17*		325,000	316,875

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(5)(10)(12)		3,285,000	36,956

Rental Auto/Equipment — 0.2%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14		669,000	536,873
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*		650,000	650,000

			1,186,873

Research & Development — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15		1,015,000	400,925

Retail-Apparel/Shoe — 0.3%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14		646,000	549,200
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33		847,000	559,252
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*		350,000	335,331

			1,443,783

Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14		210,000	208,277

Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Thru Certs. 8.35% due 07/10/31*		260,000	268,049
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17		616,000	400,400
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16*		200,000	200,000

			868,449

Retail-Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11		375,000	365,625

Retail-Petroleum Products — 0.3%
Ferrellgas LP Senior Notes 6.75% due 05/01/14		589,000	509,485
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*		384,000	332,160
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16		725,000	690,562

			1,532,207

Retail-Regional Department Stores — 0.3%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16		679,000	553,172
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37		455,000	359,088
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37		421,000	286,213
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24		178,000	117,884
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29		400,000	280,716

			1,597,073

Retail-Restaurants — 0.3%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14		332,000	298,924
McDonald’s Corp. Senior Notes 5.70% due 02/01/39		354,000	350,484
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14		1,020,000	928,200
Wendy’s/Arby’s Restaurants LLC Senior Notes 10.00% due 07/15/16*		225,000	215,156

			1,792,764

Rubber-Tires — 0.3%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14(5)(25)		1,220,000	73,200
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15		625,000	618,750
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16		1,025,000	1,035,250

			1,727,200

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(4)(6)(12)(14)		100,000	10

Schools — 0.1%
Princeton University Notes 5.70% due 03/01/39		360,000	361,381

Seismic Data Collection — 0.1%
Seitel, Inc. Senior Notes 9.75% due 02/15/14		1,010,000	656,500

Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(8)		75,000	63,000

Special Purpose Entities — 0.9%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(8)		565,000	408,213
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*(5)		3,200,000	448,000
CCM Merger, Inc. Notes 8.00% due 08/01/13*		625,000	431,250
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*		1,870,000	1,252,900
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*		875,000	807,187
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*		1,000,000	452,500
ING USA Global Funding Trust Notes 4.50% due 10/01/10		268,000	272,380
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(10)		962,850	163,685
Principal Life Global Funding I Senior Sec. Notes 5.25% due 01/15/13*		296,000	288,992
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16		500,000	445,625

			4,970,732

Specified Purpose Acquisitions — 0.0%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11		134,000	130,315

Steel-Producers — 0.5%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12		425,000	412,250
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36		1,070,000	613,259
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15		1,222,000	995,930
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15		790,000	703,100

			2,724,539

Steel-Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19		450,000	476,868

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Notes 6.88% due 05/01/15		725,000	603,563
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14		655,000	627,162

			1,230,725

Telecom Services — 1.3%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95		462,000	403,611
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23		50,000	33,000
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23		225,000	148,500
FairPoint Communications, Inc. Senior Notes 13.13% due 04/01/18		1,051,000	204,945
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17*		800,000	752,000
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15		1,917,000	1,662,997
Qwest Corp. Senior Notes 6.50% due 06/01/17		500,000	440,000
Qwest Corp. Senior Notes 7.88% due 09/01/11		625,000	625,000
Qwest Corp. Senior Notes 8.38% due 05/01/16*		879,000	848,235
Qwest Corp. Senior Notes 8.88% due 03/15/12		725,000	730,437
Time Warner Telecom Holdings, Inc. Company Guar. Notes 9.25% due 02/15/14		275,000	272,938
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12		750,000	824,074

			6,945,737

Telephone-Integrated — 2.3%
AT&T, Inc. Senior Notes 5.63% due 06/15/16		235,000	241,838
AT&T, Inc. Senior Notes 6.30% due 01/15/38		490,000	473,464
BellSouth Corp. Senior Notes 6.00% due 10/15/11		1,300,000	1,388,898
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23		25,000	17,750
Citizens Communications Co. Senior Notes 7.13% due 03/15/19		600,000	511,500
Citizens Communications Co. Senior Notes 9.00% due 08/15/31		917,000	756,525
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17		875,000	665,000
Level 3 Financing, Inc. Senior Notes 12.25% due 03/15/13		1,485,000	1,410,750
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26		570,000	570,578
Qwest Capital Funding, Inc. Notes 7.25% due 02/15/11		700,000	679,000
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14		351,000	320,288
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14		535,000	488,187
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32		3,852,000	3,100,860
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15		1,175,000	1,151,500
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30		250,000	272,103
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13		250,000	250,548

			12,298,789

Television — 0.5%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12		2,217,000	1,712,633
Bonten Media Acquisition Co. Company Guar. Notes 9.75% due 06/01/15*(10)		186,677	37,335
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13		828,000	596,160
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13*†(5)(10)(12)		1,849,114	18,491
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(5)(12)		380,000	950
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(5)(12)		1,075,000	2,688

			2,368,257

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc. Senior Notes 7.20% due 04/15/12		240,000	235,638

Theaters — 0.3%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14		599,000	510,648
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19*		700,000	661,500
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16		539,000	521,482

			1,693,630

Transactional Software — 0.2%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*		2,175,000	891,750

Transport-Air Freight — 0.7%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11		171,971	147,895
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19		1,455,993	1,019,195
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15		1,596,209	989,650
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20		435,247	313,377
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11		62,428	26,844
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17		1,278,129	1,035,285

			3,532,246

Transport-Rail — 0.3%
CSX Corp. Senior Notes 6.25% due 04/01/15		615,000	635,816
CSX Corp. Debentures 7.90% due 05/01/17		387,000	427,928
Union Pacific Corp. Senior Notes 5.75% due 11/15/17		414,000	417,322

			1,481,066

Transport-Services — 0.3%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17		699,000	634,343
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13		660,000	587,400
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14		147,000	151,583
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19		96,000	100,912

			1,474,238

Wireless Equipment — 0.2%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Notes 7.75% due 05/01/17*		1,025,000	999,375

Total Corporate Bonds & Notes (cost $279,499,745)			252,811,203

FOREIGN CORPORATE BONDS & NOTES — 6.4%
Banks-Commercial — 0.7%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 1.71% due 10/30/09(3)(9)		840,000	344,400
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(3)(9)		630,000	359,100
Caisse Nationale des Caisses d’Epargne et de Prevoyance Senior Notes 3.82% due 12/30/09(3)(9)		141,000	86,010
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(3)(9)		494,000	290,225
Credit Suisse New York Senior Notes 5.50% due 05/01/14		215,000	223,372
HSBK Europe BV Notes 9.25% due 10/16/13		200,000	153,520
Industrial Bank of Korea Senior Notes 7.13% due 04/23/14*		200,000	206,231
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/15*(9)		320,000	112,000
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		500,000	498,718
RSHB Capital SA for OJSC Russian Agricultural Bank Notes 9.00% due 06/11/14*		100,000	101,316
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*		400,000	405,801
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*		475,000	470,214
Westpac Banking Corp. Sub. Notes 1.91% due 09/30/09(3)(9)		1,050,000	430,500

			3,681,407

Banks-Money Center — 0.1%
Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(3)(9)		850,000	348,500
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 6.00% due 02/07/25(3)		350,000	191,625

			540,125

Cellular Telecom — 0.2%
VIP Finance Ireland, Ltd. Notes 8.38% due 04/30/13		300,000	277,500
Vodafone Group PLC Senior Notes 4.15% due 06/10/14		112,000	110,243
Vodafone Group PLC Senior Notes 5.38% due 01/30/15		129,000	131,584
Vodafone Group PLC Senior Notes 5.45% due 06/10/19		450,000	442,508

			961,835

Containers-Metal/Glass — 0.1%
Rexam PLC Senior Notes 6.75% due 06/01/13*		430,000	416,437

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13		400,000	349,500

Diversified Financial Services — 0.2%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15		1,675,000	970,309

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*		610,000	574,162

Diversified Minerals — 0.5%
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/19*		276,000	298,080
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19		450,000	500,177
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*		950,000	995,125
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19*		625,000	671,875

			2,465,257

Diversified Operations — 0.0%
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*		200,000	221,828

Electric-Integrated — 0.3%
Electricite de France Notes 6.50% due 01/26/19*		779,000	853,183
Electricite de France Notes 6.95% due 01/26/39*		475,000	533,287

			1,386,470

Food-Meat Products — 0.2%
JBS SA Company Guar. Notes 9.38% due 02/07/11		591,000	570,315
JBS SA Senior Notes 10.50% due 08/04/16*		525,000	444,675

			1,014,990

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(5)(6)(15)		725,000	725

Insurance-Multi-line — 0.1%
Aegon NV Senior Notes 3.22% due 07/15/14(3)(9)		201,000	75,878
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14		488,000	409,564
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24		318,000	237,608

			723,050

Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*		266,000	212,082

Medical Products — 0.2%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 4.42% due 12/01/13(3)		1,410,000	1,064,550
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14		340,000	204,000

			1,268,550

Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12		268,000	266,444

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16		375,000	339,844

Oil Companies-Exploration & Production — 0.7%
Canadian Oil Sands, Ltd. Senior Notes 7.75% due 05/15/19*		250,000	250,381
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13		1,515,000	840,825
Empresa Nacional del Petroleo Senior Notes 6.25% due 07/08/19*		192,000	190,356
Gaz Capital SA Bonds 9.25% due 04/23/19*		250,000	253,496
Nexen, Inc. Bonds 5.88% due 03/10/35		285,000	244,200
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14		2,230,000	1,443,925
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19		440,000	487,429

			3,710,612

Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14		430,000	441,535
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39		167,000	164,213

			605,748

Oil-Field Services — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11		1,160,000	1,009,200

Pipelines — 0.2%
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.35% due 01/05/11		925,000	906,500
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16		183,000	156,922

			1,063,422

Printing-Commercial — 0.0%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16*†(5)(15)		1,640,000	147,600

Real Estate Operations & Development — 0.0%
Atlantic Finance, Ltd. Notes 8.75% due 05/27/14*		190,000	186,515

Satellite Telecom — 0.8%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(8)		1,075,000	962,125
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13		1,324,000	1,271,040
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*		550,000	528,000
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15		1,335,000	1,288,275

			4,049,440

Sovereign Agency — 0.0%
Banco Nacional de Desenvolvimento Economico e Social Notes 6.50% due 06/10/19*		150,000	150,300

Special Purpose Entities — 0.1%
Hellas Telecommunications Luxembourg II Sub. Notes 6.88% due 01/15/15*(3)		1,330,000	339,150
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(3)(9)		373,000	298,128

			637,278

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18		168,000	147,000
Steel Capital SA Notes 9.75% due 07/29/13		200,000	169,000

			316,000

Telecom Services — 0.3%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14		1,363,000	1,086,992
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*		394,000	394,000

			1,480,992

Telephone-Integrated — 0.6%
Deutsche Telekom International Finance BV Company Guar. Notes 6.00% due 07/08/19		200,000	201,780
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18		245,000	260,022
France Telecom SA Senior Notes 5.38% due 07/08/19		330,000	332,386
Q-Tel International Finance, Ltd. Company Guar. Notes 6.50% due 06/10/14*		195,000	198,199
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14		727,000	695,971
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		1,000,000	1,035,197
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19		320,000	329,918
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36		102,000	113,029
Telemar Norte Leste SA Senior Notes 9.50% due 04/23/19*		200,000	217,750

			3,384,252

Transport-Marine — 0.0%
BW Group, Ltd. Notes 6.63% due 06/28/17		250,000	191,250

Transport-Rail — 0.2%
Canadian National Railway Co. Senior Notes 6.38% due 10/15/11		750,000	816,964
Canadian Pacific Railway Co. Notes 6.50% due 05/15/18		350,000	347,851

			1,164,815

Warehousing & Harbor Transportation Services — 0.1%
DP World, Ltd. Notes 6.85% due 07/02/37		430,000	307,579

Total Foreign Corporate Bonds & Notes (cost $38,087,474)			33,798,018

FOREIGN GOVERNMENT AGENCIES — 18.7%
Sovereign — 18.7%
Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15		1,100,000	533,500
Federal Republic of Brazil Notes 5.88% due 01/15/19		880,000	887,920
Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,090,000	1,118,885
Federal Republic of Brazil Bonds 7.13% due 01/20/37		310,000	336,350
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,200,000	1,344,000
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,295,000	1,537,812
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,195,000	1,469,850
Federal Republic of Brazil Bonds 8.88% due 10/14/19		760,000	931,000
Federal Republic of Brazil Notes 11.00% due 08/17/40		2,884,000	3,752,084
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	595,000	900,219
Government of Australia Bonds 6.00% due 02/15/17	AUD	845,000	705,468
Government of Australia Bonds 6.25% due 06/15/14	AUD	4,470,000	3,762,103
Government of Australia Bonds 6.50% due 05/15/13	AUD	3,700,000	3,145,052
Government of Canada Notes 3.00% due 06/01/14	CAD	2,350,000	2,070,683
Government of Canada Bonds 3.75% due 06/01/12	CAD	3,935,000	3,564,995
Government of Canada Notes 4.25% due 06/01/18	CAD	2,650,000	2,457,894
Government of Japan Bonds 1.30% due 06/20/12	JPY	139,500,000	1,484,749
Government of Japan Bonds 1.40% due 12/20/15	JPY	143,600,000	1,537,624
Government of Japan Bonds 1.70% due 09/20/17	JPY	109,000,000	1,182,793
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	632,000	893,959
Government of Poland Bonds 4.75% due 04/25/12	PLN	4,350,000	1,348,260
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	24,845,000	4,141,356
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	22,060,000	3,857,261
Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	13,930,000	1,832,235
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	19,960,000	2,801,564
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	24,500,000	3,514,758
Perusahaan Penerbit SBSN Notes 8.80% due 04/23/14*		220,000	232,100
Republic of Argentina Senior Bonds 1.68% due 08/03/12(3)		850,000	206,125
Republic of Argentina Notes 5.25% due 12/31/38(8)		3,039,761	816,176
Republic of Argentina Bonds 8.28% due 12/31/33		1,589,026	834,238
Republic of Colombia Notes 7.38% due 01/27/17		450,000	484,425
Republic of Colombia Notes 7.38% due 03/18/19		1,093,000	1,166,777
Republic of Colombia Bonds 7.38% due 09/18/37		1,005,000	1,025,100
Republic of Columbia Bonds 8.13% due 05/21/24		360,000	392,400
Republic of Georgia Bonds 7.50% due 04/15/13		2,280,000	1,883,736
Republic of Indonesia Bonds 6.63% due 02/17/37		1,440,000	1,165,478
Republic of Panama Bonds 6.70% due 01/26/36		860,000	834,200
Republic of Peru Bonds 6.55% due 03/14/37		90,000	87,300
Republic of Peru Notes 7.35% due 07/21/25		650,000	695,500
Republic of Peru Bonds 8.75% due 11/21/33		720,000	876,600
Republic of Philippines Bonds 7.75% due 01/14/31		1,000,000	1,040,000
Republic of Philippines Bonds 8.38% due 06/17/19		1,085,000	1,247,750
Republic of Philippines Senior Notes 9.50% due 02/02/30		540,000	658,800
Republic of Philippines Notes 10.63% due 03/16/25		895,000	1,167,975
Republic of South Africa Bonds 6.88% due 05/27/19		300,000	308,250
Republic of South Korea Bonds 7.13% due 04/16/19		1,130,000	1,216,715
Republic of Turkey Notes 6.88% due 03/17/36		500,000	457,500
Republic of Turkey Bonds 7.00% due 09/26/16		630,000	644,175
Republic of Turkey Notes 7.00% due 06/05/20		970,000	967,575
Republic of Turkey Notes 7.25% due 03/15/15		1,080,000	1,123,200
Republic of Turkey Notes 7.38% due 02/05/25		1,030,000	1,040,300
Republic of Turkey Bonds 7.50% due 11/07/19		470,000	486,450
Republic of Turkey Notes 8.00% due 02/14/34		611,000	639,106
Republic of Turkey Notes 9.50% due 01/15/14		1,660,000	1,875,800
Republic of Turkey Senior Bonds 11.88% due 01/15/30		720,000	1,098,000
Republic of Uruguay Notes 7.63% due 03/21/36		390,000	375,375
Republic of Uruguay Bonds 8.00% due 11/18/22		960,000	1,003,200
Republic of Venezuela Bonds 5.75% due 02/26/16		1,565,000	895,963
Republic of Venezuela Bonds 7.65% due 04/21/25		490,000	262,150
Republic of Venezuela Notes 8.50% due 10/08/14		540,000	383,400
Republic of Venezuela Bonds 9.00% due 05/07/23		1,100,000	673,200
Republic of Venezuela Bonds 9.25% due 09/15/27		3,640,000	2,475,200
Republic of Venezuela Bonds 9.25% due 05/07/28		700,000	428,750
Republic of Venezuela Bonds 9.38% due 01/13/34		510,000	318,750
Russian Federation Senior Bonds 7.50% due 03/31/30(8)		8,166,720	8,040,136
Russian Federation Notes 12.75% due 06/24/28		340,000	489,600
United Mexican States Notes 5.63% due 01/15/17		1,760,000	1,779,360
United Mexican States Notes 5.95% due 03/19/19		1,930,000	1,949,300
United Mexican States Notes 6.05% due 01/11/40		600,000	545,100
United Mexican States Notes 6.75% due 09/27/34		995,000	1,003,458
United Mexican States Bonds 7.50% due 04/08/33		840,000	921,900
United Mexican States Bonds 8.30% due 08/15/31		470,000	560,475

Total Foreign Government Agencies (cost $96,843,456)			97,889,442

FOREIGN GOVERNMENT TREASURIES — 2.2%
Sovereign — 2.2%
New South Wales Treasury Corp. Local Government Guar. Bonds 6.00% due 05/01/12	AUD	3,148,000	2,600,196
Queensland Treasury Corp. Government Guar. Notes 5.50% due 12/18/14	AUD	350,000	287,200
United Kingdom Gilt Treasury Government Guar. Notes 4.50% due 03/07/13	GBP	1,830,000	3,191,960
United Kingdom Gilt Treasury Government Guar. Notes 5.00% due 03/07/18	GBP	1,250,000	2,314,117
United Kingdom Gilt Treasury Government Guar. Notes 5.00% due 03/07/13	GBP	1,820,000	3,206,047

Total Foreign Government Treasuries (cost $11,248,032)			11,599,520

LOANS(16)(17) — 1.4%
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Term Loan B 10.46% due 04/25/12(22)		1,000,000	703,333

Casino Services — 0.1%
Holding Gaming Borrower LP 9.25% due 02/19/13(6)(22)		1,000,000	775,000

Diversified Financial Services — 0.3%
Wind Acquisition Holdings Finance S.A. 8.36% due 12/21/11(6)(11)(22)		1,493,605	1,504,807

Gambling (Non-Hotel) — 0.2%
Greektown Holdings 16.75% due 09/09/09(6)(22)		1,017,663	1,002,398

Medical-Drugs — 0.3%
Triax Pharmaceuticals LLC 14.00% due 08/30/11(4)(6)(18)(22)		1,572,831	1,418,391

Medical-Hospitals — 0.2%
Capella Healthcare, Inc. 13.00% due 02/29/16(6)(22)		1,000,000	935,000

Telecom Services — 0.1%
FairPoint Communications, Inc. Term Loan B 3.21% due 03/31/15(6)(22)		1,000,000	752,500

Theaters — 0.1%
AMC Entertainment Holdings, Inc. 5.62% due 06/15/12(6)(22)		477,267	388,973

Total Loans (cost $6,912,354)			7,480,402

U.S. GOVERNMENT AGENCIES — 15.0%
Federal Home Loan Bank — 0.1%
3.13% due 06/10/11		400,000	412,126

Federal Home Loan Mtg. Corp. — 9.0%
4.13% due 07/12/10		300,000	311,687
4.50% due 02/01/20		150,459	155,014
4.50% due 08/01/20		248,503	256,025
4.50% due 01/01/39		773,368	770,900
5.00% due 09/01/18		349,605	366,080
5.00% due 07/01/20		542,097	564,085
5.00% due 01/01/24		1,032,220	1,068,709
5.00% due 02/01/34		362,112	370,302
5.00% due 03/01/34		2,587,065	2,644,365
5.00% due 05/01/34		239,085	244,380
5.00% due 02/01/35		520,198	531,719
5.00% due 07/01/35		866,169	884,406
5.00% due 08/01/35		785,483	802,022
5.00% due 10/01/35		1,052,929	1,075,098
5.00% due 04/01/36		450,069	459,545
5.00% due 05/01/36		297,735	303,492
5.00% due 08/01/36		370,510	377,674
5.00% due 11/01/37		1,521,662	1,549,896
5.33% due 12/01/35(3)		318,983	332,292
5.46% due 03/01/36(3)		185,613	192,361
5.50% due 05/01/37		1,482,868	1,532,900
5.50% due 06/01/37		339,689	351,150
5.50% due 09/01/37		1,173,882	1,213,489
5.50% due 10/01/37		4,602,126	4,757,403
5.50% due 11/01/37		1,480,914	1,530,881
5.50% due 12/01/37		1,131,172	1,169,338
5.50% due 01/01/38		2,843,834	2,941,118
5.50% due 02/01/38		895,453	925,665
5.50% due 07/01/38		756,419	781,941
5.81% due 01/01/37(3)		139,806	145,516
5.95% due 10/01/36(3)		857,765	901,738
6.00% due 10/01/37		1,315,941	1,374,978
6.00% due 12/01/37		3,356,361	3,506,938
6.14% due 09/01/36(3)		372,628	388,915
6.50% due 05/01/29		4,593	4,935
6.50% due 02/01/35		167,152	178,542
6.50% due 11/01/37		5,517,417	5,869,812
6.88% due 09/15/10		156,000	166,945
7.00% due 06/01/29		13,094	14,224
Federal Home Loan Mtg. Corp. REMIC
Series 3317, Class PD 5.00% due 09/15/31(1)		935,000	979,231
Series 3116, Class PD 5.00% due 10/15/34(1)		3,000,000	3,064,662
Series 3349, Class HB 5.50% due 06/15/31(1)		1,724,000	1,808,215
Series 41, Class F 10.00% due 05/15/20(1)		10,360	11,105
Series 1103, Class N 11.57% due 06/15/21(1)(19)		6,382	1,457

			46,881,150

Federal National Mtg. Assoc. — 5.6%
2.50% due 04/09/10		500,000	507,868
4.46% due 02/01/34(3)		335,164	344,332
4.50% due 06/01/19		391,853	405,919
4.50% due 11/01/22		754,255	777,794
4.50% due 06/01/23		881,036	900,360
4.50% due 01/01/39		3,621,523	3,619,020
4.74% due 10/01/35(3)		152,778	155,516
4.75% due 12/15/10		375,000	396,678
4.87% due 01/01/35(3)		732,507	759,500
5.00% due 03/15/16		407,000	442,769
5.00% due 06/01/19		187,721	195,981
5.00% due 01/01/23		159,433	165,218
5.00% due 03/01/34		241,022	246,398
5.00% due 05/01/35		114,258	116,735
5.00% due 10/01/35		48,856	49,915
5.00% due 02/01/37		227,273	231,830
5.00% due 04/01/37		1,632,150	1,664,474
5.00% due 05/01/37		328,356	334,857
5.00% due 06/01/37		19,996	20,392
5.00% due 07/01/37		248,795	253,722
5.00% due 05/01/38		2,508,584	2,558,125
5.42% due 01/01/37(3)		3,150,585	3,263,597
5.50% due 11/01/19		1,035,772	1,091,704
5.50% due 08/01/20		255,151	268,291
5.50% due 11/01/22		596,814	625,405
5.50% due 08/01/23		481,016	504,033
5.50% due 01/01/29		6,250	6,523
5.50% due 02/01/35		429,886	445,398
5.50% due 12/01/35		584,376	605,462
5.50% due 02/01/36(3)		256,979	268,374
5.50% due 12/01/36		555,247	574,329
5.50% due 04/01/37		335,775	347,104
5.50% due 03/01/38		37,293	38,549
6.00% due 02/01/32		82,290	86,818
6.00% due 05/01/34		15,649	16,456
6.00% due 10/01/34		406,118	427,066
6.00% due 06/01/35		124,793	130,919
6.00% due 07/01/37		4,658,818	4,875,836
6.00% due 08/01/37		232,053	242,863
6.00% due 10/01/37		490,759	513,619
6.50% due 02/01/35		42,849	45,756
7.50% due 01/01/30		9,990	10,883
7.50% due 09/01/30		3,334	3,640
8.00% due 11/01/28		17,604	19,309
13.00% due 11/01/15		2,482	2,721
Federal National Mtg. Assoc. REMIC
Series 2005-12, Class BE 5.00% due 11/25/30(1)		900,000	943,578
Series 1989-2, Class D 8.80% due 01/25/19(1)		29,158	31,589
Series 1989-17, Class E 10.40% due 04/25/19(1)		3,000	3,260

			29,540,485

Government National Mtg. Assoc. — 0.3%
6.00% due 09/15/38		1,607,182	1,676,178
7.50% due 07/15/27		9,448	10,360
7.50% due 10/15/27		60,396	66,231

			1,752,769

Total U.S. Government Agencies (cost $75,911,012)			78,586,530

U.S. GOVERNMENT TREASURIES — 2.5%
United States Treasury Bonds — 1.2%
3.50% due 02/15/39		1,770,000	1,530,501
3.63% due 04/15/28 TIPS		1,265,568	1,540,038
4.38% due 02/15/38		598,000	603,887
4.50% due 05/15/38		775,000	800,066
4.75% due 02/15/37		350,000	375,047
5.25% due 11/15/28		719,000	808,426
6.25% due 08/15/23		166,000	202,209
8.13% due 08/15/19		271,000	371,566

			6,231,740

United States Treasury Notes — 1.3%
1.88% due 06/15/12		2,000,000	2,014,540
2.25% due 05/31/14		400,000	394,624
2.63% due 06/30/14		2,273,000	2,280,115
2.75% due 02/15/19		690,000	646,226
3.13% due 05/15/19		482,000	466,186
3.38% due 07/31/13		130,000	136,226
3.75% due 11/15/18		331,000	336,716
3.88% due 09/15/10		7,000	7,275
3.88% due 05/15/18		162,000	166,923
4.25% due 08/15/15		198,000	212,247
4.25% due 05/15/39		255,000	252,409
4.38% due 12/15/10		1,000	1,052

			6,914,539

Total U.S. Government Treasuries (cost $13,621,849)			13,146,279

COMMON STOCK — 0.3%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings†(4)		1,075	1,204

Energy-Alternate Sources — 0.0%
Verasun Energy Corp.†(4)		135,000	0

Food-Misc. — 0.1%
Wornick Co.†(4)(6)(22)		4,592	229,600

Gambling (Non-Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.†(4)(6)(22)		2,441	47,136

Independent Power Producers — 0.0%
Mirant Corp.†		1,929	30,363

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(4)(6)(20)(22)		128,418	53,936

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(4)(6)(22)		4,107	41

Oil Companies-Exploration & Production — 0.2%
EXCO Resources, Inc.†		77,474	1,000,964

Oil-Field Services — 0.0%
Trico Marine Services, Inc.†		21,747	74,592

Total Common Stock (cost $3,873,361)			1,437,836

PREFERRED STOCK — 0.4%
Banks-Commercial — 0.1%
CoBank ACB 11.00%*		12,063	576,925

Banks-Money Center — 0.1%
Santander Finance Preferred SA 4.00%(3)		32,800	369,000

Banks-Super Regional — 0.1%
Wachovia Capital Trust IX 6.38%		12,800	242,176

Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(8)		8,582	188,804

Finance-Mortgage Loan/Banker — 0.0%
Freddie Mac 8.38%(3)		11,300	13,786

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C 14.70%(4)(6)(22)		39,177	78,353

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)		29,200	422,232

Total Preferred Stock (cost $2,905,852)			1,891,276

WARRANTS †— 0.0%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings Expires 05/20/14 (Strike price $55.00)(4)		3,912	0
Masonite Worldwide Holdings Expires 05/20/16 (Strike price $55.00)(4)		5,217	0

			0

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)(4)		13,811	138

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(4)(6)		500	0

Total Warrants (cost $39,260)			138

Total Long-Term Investment Securities (cost $542,161,260)			508,550,923

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Time Deposits — 2.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/09 (cost $13,363,000)		13,363,000	13,363,000

REPURCHASE AGREEMENT — 0.7%
State Street Bank & Trust Co., Joint Repurchase Agreement(21) (cost $3,487,000)		3,487,000	3,487,000

TOTAL INVESTMENTS (cost $559,011,260)(23)		100.1%	525,400,923
Liabilities in excess of other assets		(0.1)	(709,285)

NET ASSETS		100.0%	$524,691,638

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $68,784,144 representing 13.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Variable Rate Security - the rate reflected is as of June 30, 2009, maturity date reflects the stated maturity date.

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.

(4)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs. See Note 1.

(5)	Bond in default

(6)	Illiquid security. At June 30, 2009, the aggregate value of these securities was $8,439,323 representing 1.6% of net assets.

(7)	Commercial Mortgage Backed Security

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(9)	Perpetual maturity - maturity date reflects the next call date.

(10)	Income may be received in cash or additional bonds at the discretion of the issuer.

(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(12)	Company has filed for Chapter 11 bankruptcy protection.

(13)	Company has filed for Chapter 7 bankruptcy protection.

(14)	Bond is in default and did not pay principal at maturity

(15)	Company has filed for bankruptcy in country of issuance.

(16)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(18)	A portion of the interest is paid in the form of additional bonds.

(19)	Interest only.

(20)	Consists of more than one class of securities traded together as a unit.

(21)	See Note 2 for details of Joint Repurchase Agreement.

(22)	To the extent permitted by the Statement of Additional Information, the SunAmerica Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2009, the SunAmerica Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
AMC Entertainment Holdings, Inc.
5.62% due 06/15/12
Loan Agreement	06/8/2007	$400,000	$390,000
	09/27/2007	11,051	11,051
	12/20/2007	11,014	11,014
	03/19/2008	10,658	11,918
	06/23/2008	8,532	8,943
	09/26/2008	8,674	9,108
	12/19/2008	8,892	9,332
	03/30/2009	8,115	8,565
	06/26/2009	10,331	10,792

		477,267	470,723	$388,973	$81.50	0.07%

Capella Healthcare, Inc. 13.00% due 02/29/16 Loan Agreement	06/16/2009	1,000,000	872,341	935,000	93.50	0.18

Critical Care Systems International, Inc. Common Stock	07/20/2006	4,107	37,181	41	0.01	0.00

FairPoint Communications, Inc. 3.21% due 03/31/15 Loan Agreement	06/17/2009	1,000,000	740,000	752,500	75.25	0.14

Greektown Holdings 16.75% due 09/09/09 Loan Agreement	06/30/2009	1,017,663	919,798	1,002,398	98.50	0.19

Holding Gaming Borrower LP 9.25% due 02/19/13 Loan Agreement	09/9/2008	1,000,000	940,000	775,000	77.50	0.15

ICO North America, Inc. 7.50% due 08/15/09	08/11/2005	200,000	200,000
	04/19/2006	65,000	80,925
	03/5/2008	10,000	10,000
	09/11/2008	11,000	11,000
	02/27/2009	11,000	11,000

		297,000	312,925	89,100	30.00	0.02
Lear Corp. 10.46% due 04/25/2012 Loan Agreement	05/15/2009	1,000,000	580,000	703,333	70.33	0.13

Shreveport Gaming Holdings, Inc. Common Stock	07/29/2005	2,047	47,128
	07/21/2005	394	9,062

		2,441	56,190	47,136	19.31	0.01
Southern Energy, Inc. 7.90% due 07/15/09	01/25/2006	1,125,000	0
	06/6/2006	425,000	0

		1,550,000	0	0	0.00	0.00
Triax Pharmaceuticals LLC 14.00% due 08/30/11 Loan Agreement	08/31/2007	1,500,000	1,388,010
	10/31/2007	3,875	3,875
	01/10/2008	11,404	11,404
	04/4/2008	11,239	11,238
	07/3/2008	11,449	11,449
	10/9/2008	11,534	19,670
	01/6/2009	11,751	11,750
	04/7/2009	11,579	20,353

		1,572,831	1,477,749	1,418,391	90.18	0.27
Triax Pharmaceuticals LLC Common Stock	08/31/2007	128,418	53,936	53,936	0.42	0.01

Triax Pharmaceuticals LLC Preferred Stock	08/31/2007	39,177	78,353	78,353	2.00	0.01

Wind Acquisition Holdings Finance SA 8.36% due 12/21/11 Loan Agreement	12/12/2008	1,420,255	829,478
	03/9/2009	42,656	42,656
	04/20/2009	30,694	30,694

		1,493,605	902,828	1,504,807	100.75	0.29
Wornick Co. Common Stock	08/8/2008	4,592	596,039	229,600	50.00	0.04

				$7,978,568		1.51%

(23)	See Note 3 for cost of investments on a tax basis.
(24)	Subsequent to June 30, 2009, security is in default.
(25)	Subsequent to June 30, 2009, the company has filed for Chapter 11 bankruptcy protection.
(26)	Subsequent to June 30, 2009, bond is in default and did not pay principal at maturity.

REMIC— Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Security

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

PLN — Polish Zloty

SEK — Swedish Krona

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$8,997,316	$730,400	$9,727,716
Convertible Bonds & Notes	—	93,463	89,100	182,563
U.S. Corporate Bonds & Notes	—	246,408,848	6,402,355	252,811,203
Foreign Corporate Bonds & Notes	—	33,798,018	—	33,798,018
Foreign Government Agencies	—	97,889,442	—	97,889,442
Foreign Government Treasuries	—	11,599,520	—	11,599,520
Loans	—	703,333	6,777,069	7,480,402
U.S. Government Agencies	—	78,586,530	—	78,586,530
U.S. Government Treasuries	13,146,279	—	—	13,146,279
Common Stock	1,105,919	—	331,917	1,437,836
Preferred Stock	1,235,998	576,925	78,353	1,891,276
Warrants	—	—	138	138
Short-Term Investment Securities:				—
Time Deposit	—	13,363,000	—	13,363,000
Repurchase Agreement	—	3,487,000	—	3,487,000

Total	$15,488,196	$495,503,395	$14,409,332	$525,400,923

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants

Balance as of 3/31/2009	$498,000	$59,400	$6,393,447	$5,371,367	$330,713	$109,161	$138
Accrued discounts/premiums	—	—	3,011	60,697	—	—	—
Realized gain (loss)	—	—	101,360	14,967	(520)	(344,575)	—
Change in unrealized appreciation (depreciation)	232,400	29,700	(194,351)	860,640	(1,063,560)	313,767	—
Net purchases (sales)	—	—	247,036	469,398	1,065,284	—	—
Transfers in and/or out of Level 3	—	—	(148,148)	—	—	—	—

Balance as of 6/30/2009	$730,400	$89,100	$6,402,355	$6,777,069	$331,917	$78,353	$138

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

Security Description	Principal Amount/ Shares/Warrants	Market Value (Note 1)
CONVERTIBLE BONDS & NOTES — 0.1%
Drug Delivery Systems — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	$250,000	$183,750

Electronic Components-Semiconductors — 0.0%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*†(8)(9)	1,845,000	2,306

Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(18)(19)(20)(21)	84,000	25,200

Total Convertible Bonds & Notes (cost $1,885,031)		211,256

CORPORATE BONDS & NOTES — 81.2%
Advertising Services — 0.6%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	225,000	224,438
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	655,000	650,087

		874,525

Agricultural Chemicals — 0.5%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	775,000	708,156

Airlines — 2.3%
American Airlines Pass Through Trust Series 1999-1, Class B 7.32% due 10/15/09	25,000	24,375
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	825,000	664,125
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 10/01/11	675,000	632,812
Continental Airlines, Inc. Pass Thru Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	325,000	302,250
Delta Air Lines, Inc. Pass Thru Certs. Series 2001-1, Class A2 7.11% due 03/18/13	400,000	372,000
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-1 7.38% due 05/18/10	141,479	137,942
United Air Lines, Inc. Pass Through Certs. Series 2000-2, Class A-2 7.19% due 04/01/11	225,743	218,971
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 12/31/49	13,757	13,620
United AirLines, Inc. Pass Through Trust Series 2001-1 Class B 6.93% due 09/01/11	621,000	794,880

		3,160,975

Applications Software — 0.3%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	475,000	465,500

Auto/Truck Parts & Equipment-Original — 0.4%
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	725,000	500,250

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(1)(2)	1,650,000	0

Beverages-Wine/Spirits — 0.4%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	550,000	508,750

Broadcast Services/Program — 0.3%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	401,000	351,878

Building & Construction Products-Misc. — 0.3%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	447,000	440,295

Cable/Satellite TV — 4.2%
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10†(8)(9)	440,000	462,000
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(8)(9)	565,000	596,075
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(8)(9)	1,878,000	1,784,100
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*†(8)(9)	587,000	607,545
Charter Communications Operating LLC/Charter Communications Operating Capital† Senior Notes 8.38% due 04/30/14*†(8)(9)	876,000	838,770
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	625,000	618,750
DirecTV Holdings LLC/DirecTV Financing Co. Company Guar. Notes 7.63% due 05/15/16	745,000	724,512

		5,631,752

Casino Hotels — 4.2%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(2)(5)	1,721,177	1,419,971
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	2,675,000	2,407,500
Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*	850,000	803,250
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	675,000	713,813
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	430,000	366,575

		5,711,109

Casino Services — 0.6%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	450,000	348,750
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	950,000	494,000

		842,750

Cellular Telecom — 2.9%
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	475,000	489,844
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16*	575,000	553,437
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	225,000	221,625
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	550,000	546,563
Nextel Communications, Inc. Senior Notes 6.88% due 10/31/13	87,000	71,993
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	2,513,000	2,004,117

		3,887,579

Chemicals-Diversified — 0.7%
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	600,000	601,068
Huntsman LLC Senior Notes 11.63% due 10/15/10	375,000	384,375

		985,443

Chemicals-Specialty — 1.4%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	665,000	527,013
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	675,000	669,937
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14(4)	915,000	407,175
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	297,000	236,115

		1,840,240

Computer Services — 0.7%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	565,000	469,656
Sungard Data Systems, Inc. Senior Notes 10.63% due 05/15/15*	550,000	537,625

		1,007,281

Consumer Products-Misc. — 0.4%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	587,000	548,845

Containers-Metal/Glass — 0.3%
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	400,000	344,000

Containers-Paper/Plastic — 0.5%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17*	450,000	443,250
Sealed Air Corp. Senior Notes 7.88% due 06/15/17*	275,000	272,547

		715,797

Decision Support Software — 0.7%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	1,225,000	1,016,750

Direct Marketing — 0.8%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	1,500,000	1,020,000

Distribution/Wholesale — 0.6%
KAR Holdings, Inc. Company Guar. Notes 5.03% due 05/01/14(6)	675,000	507,938
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	290,000	248,675

		756,613

Diversified Banking Institutions — 2.8%
GMAC LLC Company Guar. Notes 6.00% due 04/01/11*	2,152,000	1,883,000
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	1,400,000	1,225,000
GMAC LLC Sub. Notes 8.00% due 12/31/18*	1,100,000	698,500

		3,806,500

Diversified Manufacturing Operations — 0.9%
Harland Clarke Holdings Corp. Notes 5.63% due 05/15/14(6)	500,000	302,500
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	575,000	441,312
SPX Corp. Senior Notes 7.63% due 12/15/14	500,000	482,500

		1,226,312

Electric-Generation — 2.2%
Edison Mission Energy Senior Notes 7.63% due 05/15/27	465,000	297,600
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	330,600	297,540
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	292,180	286,336
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	517,236	491,375
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	445,351	435,278
The AES Corp. Senior Notes 8.00% due 10/15/17	805,000	748,650
The AES Corp. Senior Notes 8.00% due 06/01/20	425,000	381,437

		2,938,216

Electric-Integrated — 2.0%
CMS Energy Corp. Senior Notes 8.75% due 06/15/19	100,000	101,172
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	715,000	564,850
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	289,827	282,581
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)(20)	3,525,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15(4)	1,480,000	921,300
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15(4)	115,000	71,588
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(5)(18)	1,631,906	742,517

		2,684,008

Electronic Components-Misc. — 0.1%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	125,000	96,875

Electronic Components-Semiconductors — 1.2%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	295,000	270,662
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*†(6)(8)(9)	1,950,000	1,267,500
Spansion LLC Senior Notes 11.25% due 01/15/16*†(8)(9)	115,000	28,894

		1,567,056

Finance-Auto Loans — 2.9%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	2,425,000	2,195,292
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	1,000,000	949,865
Ford Motor Credit Co., LLC Senior Notes 9.75% due 09/15/10	800,000	766,317

		3,911,474

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	350,000	345,625
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14*	150,000	162,750

		508,375

Food-Retail — 0.4%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17*	400,000	394,000
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	200,000	195,000

		589,000

Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	150,000	112,875

Gambling (Non-Hotel) — 0.8%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	1,170,000	631,800
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(8)(9)	489,000	30,562
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	610,000	366,000

		1,028,362

Gas-Distribution — 0.3%
MXEnergy Holdings, Inc. Senior Notes 9.13% due 08/01/11(6)	900,000	360,000

Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(4)	44,000	6,160

Hotel/Motels — 0.4%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	741,000	553,898

Human Resources — 0.6%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	792,000	809,820

Independent Power Producers — 1.3%
Mirant North America LLC Senior Notes 7.38% due 12/31/13	325,000	312,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	740,000	700,225
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	300,000	310,500
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	440,000	393,800

		1,716,525

Insurance Brokers — 0.6%
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,225,000	820,750

Investment Management/Advisor Services — 0.2%
Janus Capital Group, Inc. Notes 6.95% due 06/15/17	238,000	207,841

Medical Information Systems — 0.4%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,175,000	475,875

Medical Products — 0.9%
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	300,000	262,500
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	363,000	369,352
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17	606,000	586,305

		1,218,157

Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16*	225,000	222,750

Medical-Drugs — 0.9%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	600,000	603,000
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	675,000	669,937

		1,272,937

Medical-HMO — 0.9%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,250,000	1,203,125

Medical-Hospitals — 3.0%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	700,000	686,000
HCA, Inc. Senior Notes 6.25% due 02/15/13	675,000	590,625
HCA, Inc. Senior Notes 7.88% due 02/01/11	550,000	541,062
HCA, Inc. Senior Notes 8.50% due 04/15/19*	550,000	539,000
HCA, Inc. Senior Notes 8.75% due 09/01/10	265,000	265,663
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	875,000	861,875
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	546,000	535,080

		4,019,305

Metal-Aluminum — 0.2%
Noranda Aluminum Holding Corp. Senior Notes 7.16% due 11/15/14(6)(18)	784,106	291,099

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	575,000	579,313

Mining — 0.4%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 11/15/14(6)(18)	979,705	540,062

Multimedia — 0.1%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	325,000	113,750

Music — 0.6%
WMG Acqusition Corp. Senior Notes 9.50% due 06/15/16*	775,000	771,125

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(11)(12)	2,150,000	0

Non-Hazardous Waste Disposal — 0.2%
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	250,000	235,625

Oil Companies-Exploration & Production — 4.8%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	600,000	562,500
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	15,000	12,150
Bill Barrett Corp. Company Guar. Notes 9.88% due 07/15/16	150,000	142,758
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	760,000	520,600
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	610,000	378,200
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,250,000	1,096,875
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	375,000	377,813
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	500,000	412,500
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	115,000	98,900
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14†(8)(9)	445,000	238,075
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	195,000	164,775
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	350,000	327,250
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	375,000	385,312
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	500,000	445,000
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16	100,000	103,500
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	1,605,000	1,296,037

		6,562,245

Oil Refining & Marketing — 0.2%
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	250,000	221,875

Oil-Field Services — 0.5%
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	435,000	396,938
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	302,136	306,827

		703,765

Paper & Related Products — 1.8%
Caraustar Industries, Inc. Notes 7.38% due 12/31/09(8)	535,000	294,250
Cellu Tissue Holdings, Inc. Sec. Notes 11.50% due 06/01/14*	175,000	171,937
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	290,000	269,700
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	159,000	124,417
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	425,000	412,250
International Paper Co. Senior Notes 7.95% due 06/15/18	156,000	150,500
International Paper Co. Senior Notes 9.38% due 05/15/19	1,019,000	1,038,727

		2,461,781

Physicians Practice Management — 0.9%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17*	375,000	372,187
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	825,000	816,750

		1,188,937

Pipelines — 3.6%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,075,000	1,010,500
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,550,000	1,360,125
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	700,000	653,271
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	200,000	228,389
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	850,000	735,250
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,425,000	655,500
Regency Energy Partners Company Guar. Notes 8.38% due 12/15/13	200,000	193,000

		4,836,035

Printing-Commercial — 0.3%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	610,000	439,963

Publishing-Periodicals — 0.3%
Nielsen Finance LLC / Nielsen Finance Co. Senior Notes 11.50% due 05/01/16*	375,000	364,688
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17(17)(21)	1,020,000	43,350

		408,038

Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Senior Sub. Notes 11.63% due 06/15/17*	200,000	195,000

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(9)(18)	2,145,000	24,131

Rental Auto/Equipment — 0.5%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14*	399,000	320,198
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17	400,000	400,000

		720,198

Research & Development — 0.3%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	930,000	367,350

Retail-Apparel/Shoe — 0.6%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	380,000	323,058
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	489,000	322,874
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*	200,000	191,618

		837,550

Retail-Drug Store — 0.2%
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	304,000	197,600
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16*	125,000	125,000

		322,600

Retail-Petroleum Products — 0.5%
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	391,000	338,215
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	325,000	309,563

		647,778

Retail-Regional Department Stores — 0.7%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	396,000	322,616
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	268,000	211,507
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	246,000	167,241
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	138,000	91,393
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	233,000	163,517

		956,274

Retail-Restaurants — 0.6%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	194,000	174,673
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	630,000	573,300
Wendy’s/Arby’s Restaurants LLC Senior Notes 10.00% due 07/15/16*	125,000	119,531

		867,504

Rubber-Tires — 0.7%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	985,000	59,100
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	350,000	346,500
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	600,000	606,000

		1,011,600

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(9)(11)	550,000	55

Seismic Data Collection — 0.3%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	625,000	406,250

Special Purpose Entities — 2.0%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(4)	1,100,000	794,750
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/148*(8)	1,885,000	263,900
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,100,000	737,000
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	350,000	322,875
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	625,000	282,812
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(18)	572,250	97,283
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	250,000	222,812

		2,721,432

Steel-Producers — 0.9%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	250,000	242,500
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	725,000	590,875
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	475,000	422,750

		1,256,125

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	250,000	264,927

Storage/Warehousing — 0.8%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	555,000	462,038
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	685,000	655,887

		1,117,925

Telecom Services — 2.7%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	375,000	247,500
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,525,000	1,006,500
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	611,000	119,145
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17*	475,000	446,500
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	870,000	754,725
Qwest Corp. Senior Notes 8.38% due 05/01/16*	225,000	217,125
Qwest Corp. Senior Notes 8.88% due 03/15/12	700,000	705,250
Time Warner Telecom Holdings, Inc. Company Guar. Notes 9.25% due 02/15/14	125,000	124,062

		3,620,807

Telephone-Integrated — 3.5%
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	225,000	159,750
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	350,000	298,375
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	560,000	462,000
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	525,000	399,000
Level 3 Financing, Inc. Senior Notes 12.25% due 03/15/13	896,000	851,200
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	2,286,000	1,840,230
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	740,000	725,200

		4,735,755

Television — 0.4%
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	652,000	469,440
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13*†(8)(9)(18)	1,862,605	18,626
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(8)(9)	685,000	1,712
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(8)(9)	635,000	1,588

		491,366

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc. Senior Notes 7.20% due 04/15/12	137,000	134,510

Theaters — 0.5%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	359,000	306,048
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19*	425,000	401,625

		707,673

Transactional Software — 0.4%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	1,250,000	512,500

Transport-Air Freight — 3.4%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	5,034,198	3,121,203
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	18,509	13,327
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20*	729,150	524,988
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,235,450	1,000,714

		4,660,232

Transport-Services — 0.5%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	425,000	385,688
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	340,000	302,600

		688,288

Wireless Equipment — 0.4%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Notes 7.75% due 05/01/17*	625,000	609,375

Total Corporate Bonds & Notes (cost $130,877,718)		109,905,502

FOREIGN CORPORATE BONDS & NOTES — 6.9%
Diversified Financial Services — 0.4%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	1,000,000	579,289

Diversified Manufacturing Operations — 0.3%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	360,000	338,850

Diversified Minerals — 0.7%
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*	525,000	549,938
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19*	350,000	376,250

		926,188

Food-Meat Products — 0.4%
JBS SA Company Guar. Notes 9.38% due 02/07/11	275,000	265,375
JBS SA Senior Notes 10.50% due 08/04/16*	325,000	275,275

		540,650

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(8)(10)	4,460,000	4,460

Medical Products — 0.4%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 4.42% due 12/01/13(6)	755,000	570,025

Medical-Drugs — 0.4%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	557,000	515,225

Metal Processors & Fabrication — 0.0%
International Utility Structures Senior Sub Notes 10.75% due 02/01/08†(1)(2)(8)(10)	2,150,000	0

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	325,000	294,531

Oil Companies-Exploration & Production — 1.0%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	510,000	283,050
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	1,585,000	1,026,287

		1,309,337

Oil-Field Services — 0.4%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	660,000	574,200

Printing-Commercial — 0.1%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16*†(8)(10)	1,555,000	139,950

Satellite Telecom — 1.7%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15	700,000	626,500
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	475,000	456,000
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	1,275,000	1,224,000

		2,306,500

Special Purpose Entity — 0.2%
Hellas Telecommunications Luxembourg II Sub. Notes 6.26% due 01/15/15*(6)	1,025,000	261,375

Telecom Services — 0.7%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	885,000	705,788
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	261,000	261,000

		966,788

Total Foreign Corporate Bonds & Notes (cost $16,746,162)		9,327,368

LOANS(13)(14) — 8.5%
Auto/Truck Parts & Equipment-Original — 0.5%
Lear Corp. Term Loan B 10.46% due 04/25/12(20)	1,000,000	703,333

Beverages-Non-alcoholic — 0.2%
Le-Natures, Inc. 9.39% due 03/01/11†(2)(8)(9)(20)	1,200,000	216,000

Building-Residential/Commercial — 0.3%
TOUSA, Inc. 12.25% due 08/15/13†(2)(5)(20)	1,258,451	377,535

Casino Services — 0.9%
Herbst Gaming, Inc. 12.50% due 12/02/11†(2)(8)(20)	265,517	126,120
Herbst Gaming, Inc. Delayed Draw-Term B 12.50% due 12/02/11†(2)(8)(20)	726,922	345,288
Holding Gaming Borrower LP 9.25% due 02/19/13(2)(20)	1,000,000	775,000

		1,246,408
Diversified Financial Services — 1.1%
Wind Acquisition Holdings Finance S.A. 8.36% due 12/21/11(2)(5)(20)	1,493,605	1,504,807

Food-Retail — 0.7%
Dole Foods, Inc. 8.00% due 04/12/13(2)(20)	199,894	200,643
Dole Foods, Inc. 7.25% due 04/12/13(2)(20)	9,347	9,382
Solvest, Ltd. 8.00% due 04/12/13(2)	383,030	384,465
Solvest, Ltd. 7.25% due 04/12/13(2)	25,560	25,656
Solvest, Ltd. 8.00% due 04/12/13(2)	371,060	372,451

		992,597

Gambling (Non-Hotel) — 0.7%
Greektown Holdings 16.75% due 09/09/09(2)(20)	1,017,662	1,002,398

Medical-Drugs — 1.1%
Triax Pharmaceuticals LLC 14.00% due 08/30/11(1)(2)(15)(20)	1,572,831	1,418,392

Medical-Hospitals — 1.5%
Capella Healthcare, Inc. 13.00% due 02/29/16(2)(20)	1,000,000	935,000
Iasis Healthcare Corp. 6.29% due 06/15/14(2)(20)	1,197,155	1,102,879

		2,037,879

Oil-Field Services — 0.5%
Stallion Oilfield Service 7.51% due 08/01/12(2)(20)	2,000,000	615,000

Telecom Services — 0.6%
FairPoint Communications, Inc. Term Loan B 3.21% due 03/31/15(2)(20)	1,000,000	752,500

Theaters — 0.4%
AMC Entertainment Holdings, Inc. 5.62% due 06/15/12(2)(20)	715,901	583,459

Total Loans (cost $15,158,181)		11,450,308

COMMON STOCK — 1.0%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings†(1)	691	774

Casino Services — 0.0%
Capital Gaming International, Inc.†(1)	77	0

Energy-Alternate Sources — 0.0%
Verasun Energy Corp.(1)	20,000	0

Food-Misc. — 0.3%
Wornick Co.†(1)(2)(20)	7,270	363,500

Gambling (Non-Hotel) — 0.2%
Shreveport Gaming Holdings, Inc.†(1)(2)(20)	14,150	273,237

Independent Power Producers — 0.1%
Mirant Corp.†	4,388	69,067

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(16)(20)	128,418	53,936

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(1)(2)(20)	69,700	697

Oil Companies-Exploration & Production — 0.4%
EXCO Resources, Inc.†	41,817	540,276
Transmeridian Exploration, Inc.†	40	57

		540,333

Oil-Field Services — 0.0%
Trico Marine Services, Inc.†	15,559	53,367

Total Common Stock (cost $3,370,092)		1,354,911

PREFERRED STOCK — 0.1%
Medical-Drugs — 0.1%
Triax Pharmaceuticals LLC, Class C 14.70%(1)(2)(20) (cost $78,353)	39,177	78,353

WARRANTS† — 0.0%
Building Products – Doors & Windows — 0.0%
Masonite Worldwide Holdings Expires 05/20/14 (Strike price $55.00)(1)	3,355	0
Masonite Worldwide Holdings Expires 05/20/16 (Strike price $55.00)(1)	2,516	0

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)(1)	44,885	449

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(1)(2)	2,250	0

Total Warrants (cost $129,004)		449

Total Long-Term Investment Securities (cost $168,244,541)		132,328,147

REPURCHASE AGREEMENT — 1.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $2,472,000)	2,472,000	2,472,000

TOTAL INVESTMENTS (cost $170,716,541)(7)	99.6%	134,800,147
Other assets less liabilities	0.4	605,819

NET ASSETS	100.0%	$135,405,966

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $31,959,263 representing 23.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At June 30, 2009, the aggregate value of these securities was $15,373,884 representing 11.4% of net assets.

(3)	See Note 2 for details of Joint Repurchase Agreement.

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.

(7)	See Note 3 for cost of investments on a tax basis.

(8)	Security in default.

(9)	Company has filed for Chapter 11 bankruptcy protection.

(10)	Company has filed for bankruptcy in country of issuance.

(11)	Bond is in default and did not pay principal at maturity.

(12)	Company has filed for Chapter 7 bankruptcy protection.

(13)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	A portion of the interest is paid in the form of additional bonds.

(16)	Consist of more than one class of securities traded together as a unit.

(17)	Subsequent to June 30, 2009, security is in default.

(18)	Income may be received in cash or additional bonds at the discretion of the issuer.

(19)	Subsequent to June 30, 2009, bond is in default and did not pay principal at maturity.

(20)	To the extent permitted by the Statement of Additional Information, the SunAmerica High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2009, the SunAmerica High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
AMC Entertainment Holdings
5.62% due 06/15/12
Loan Agreement	6/8/2007	$600,000	$585,000
	9/17/2007	16,576	16,576
	12/20/2007	16,521	16,521
	3/19/2008	15,988	15,988
	6/23/2008	12,798	12,798
	9/25/2008	13,010	16,168
	12/19/2008	13,339	13,339
	3/17/2009	12,171	13,507
	6/15/2009	15,498	16,187

		715,901	706,084	$583,459	$81.50	0.43%

Capella Healthcare, Inc.
13.00% due 02/29/16
Loan Agreement	3/3/2008	1,000,000	991,638	935,000	93.50	0.69%

Critical Care Systems International, Inc.
Common Stock	7/20/2006	69,700	0	697	0.01	0.00%

Dole Foods, Inc
8.00% due 04/12/13
Loan Agreement	2/11/2009	199,894	183,122	200,643	100.37	0.15%

Dole Foods, Inc
7.25% due 04/12/13
Loan Agreement	3/31/2009	9,347	8,606	9,382	100.37	0.01%

FairPoint Communications, Inc.
3.21% due 03/31/2015
Loan Agreement	6/10/2009	1,000,000	740,000	752,500	75.25	0.56%

Greektown Holdings LLC
16.75% due 09/09/09
Loan Agreement	6/30/2009	1,013,221	1,010,822
	6/30/2009	4,442	4,475

		1,017,662	1,015,297	1,002,398	98.50	0.74%

Herbst Gaming, Inc.
12.50% due 12/02/11
Loan Agreement	3/26/2008	1,526	1,602
	3/26/2008	90,617	76,694
	3/26/2008	173,374	123,529

		265,517	201,825	126,120	47.50	0.09%

Herbst Gaming, Inc.
Delayed Draw-Term B, Tranche 2
12.50% due 12/02/11
Loan Agreement	3/26/2008	564,394	567,516
	3/26/2008	51,891	36,973
	8/5/2008	110,637	92,849

		726,922	604,489	345,288	47.50	0.26%

Holding Gaming Borrower LP
9.25% due 02/19/13
Loan Agreement	8/19/2008	1,000,000	944,715	775,000	77.50	0.57%

Iasis Healthcare Corp.
6.29% due 06/15/14
Loan Agreement	4/13/2007	1,000,000	985,415
	7/26/2007	26,516	26,516
	10/31/2007	27,834	27,834
	1/31/2008	28,396	28,397
	5/1/2008	23,503	23,502
	8/5/2008	22,825	24,979
	10/28/2008	23,208	23,208
	1/28/2009	25,508	25,933
		19,365	19,799

		1,197,155	1,185,583	1,102,879	92.12	0.81%

ICO North America, Inc.
7.50% due 08/15/09	8/11/2005	75,000	75,000
	3/5/2008	3,000	3,000
	9/11/2008	3,000	3,000
	2/24/2009	3,000	3,000

		84,000	84,000	25,200	30.00	0.02%

Lear Corp.
10.46% due 04/25/2012
Loan Agreement	5/13/2009	1,000,000	580,000	703,333	70.33	0.52%

Le-Natures, Inc.
9.39% due 03/01/11
Loan Agreement	9/26/2006	1,200,000	1,200,000	216,000	18.00	0.16%

Shreveport Gaming Holdings, Inc.
Common Stock	7/21/2005	2,321	53,437
	7/29/2005	11,829	272,336

		14,150	325,773	273,237	19.31	0.20%

Southern Energy, Inc.
7.90% due 07/15/09	1/10/2006	3,525,000	0	0	0.00	0.00%

Stallion Oilfield Service
7.51% due 08/01/12
Loan Agreement	7/18/2007	1,000,000	1,000,608
	12/4/2007	1,000,000	950,000

		2,000,000	1,950,608	615,000	30.75	0.45%

TOUSA, Inc.
12.25% due 08/15/13
Loan Agreement	10/11/2007	1,022,732	937,282
	1/16/2008	11,293	11,293
	3/6/2008	10,700	10,700
	3/31/2008	26,285	26,285
	7/24/2008	37,503	37,503
	10/7/2008	39,014	39,014
	1/15/2009	37,729	37,729
	3/31/2009	35,803	35,803
	6/30/2009	37,392	20,576

		1,258,451	1,156,185	377,535	30.00	0.28%

Triax Pharmaceuticals LLC
14.00% due 08/30/11
Loan Agreement	8/30/2007	1,500,000	1,379,794
	10/31/2007	3,875	3,875
	1/10/2008	11,404	11,404
	4/4/2008	11,239	11,239
	7/3/2008	11,449	11,449
	10/1/2008	11,534	19,670
	1/5/2009	11,751	19,965
	4/1/2009	11,579	20,353

		1,572,831	1,477,749	1,418,392	90.18	1.05%

Triax Pharmaceuticals LLC
Common Stock	8/31/2007	128,418	53,936	53,936	0.42	0.04%

Triax Pharmaceuticals LLC, Class C
Preferred Stock	8/31/2007	39,177	78,353	78,353	2.00	0.06%

Wind Acquisition Holdings Finance S.A.
8.36% due 12/21/11
Loan Agreement	6/21/2007	230,325	230,325
	8/15/2007	16,438	16,438
	7/18/2007	6,575	6,575
	7/18/2007	6,575	6,575
	7/18/2007	9,863	9,863
	11/05/2007	54,462	54,462
	11/09/2007	800,000	801,854
	1/31/2008	81,014	81,014
	4/29/2008	74,340	74,340
	8/5/2008	68,135	68,135
	10/21/2008	72,528	75,194
	1/20/2009	42,656	42,279
	4/20/2009	30,694	30,694

		1,493,605	1,497,748	1,504,807	100.75	1.11%

Wornick Co.
Common Stock	8/8/2008	7,270	951,882.00	363,500	50.00	0.27%

				$11,462,659		8.47%

(21)	Subsequent to June 30, 2009, the company has filed for Chapter 11 bankruptcy protection.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$186,056	$25,200	$211,256
U.S. Corporate Bonds & Notes	—	101,354,716	8,550,786	109,905,502
Foreign Corporate Bonds & Notes	—	9,327,368	0	9,327,368
Loans	—	2,798,809	8,651,499	11,450,308
Common Stock	662,767	—	692,144	1,354,911
Preferred Stock	—	—	78,353	78,353
Warrants	—	—	449	449
Repurchase Agreement	—	2,472,000	—	2,472,000

Total	$662,767	$116,138,949	$17,998,431	$134,800,147

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants

Balance as of 3/31/2009	$16,800	$8,088,683	$0	$9,162,825	$691,369	$137,017	$449
Accrued discounts/premiums	—	(237)	—	42,704	—	—	—
Realized gain (loss)	—	269,500	—	(685,146)	(180)	(656,190)	—
Change in unrealized appreciation (depreciation)	8,400	(580,253)	—	2,591,756	767,766	597,526	—
Net purchases (sales)	—	153,315	—	(1,357,761)	(766,811)	—	—
Transfers in and/or out of Level 3	—	619,778	—	(1,102,879)	—	—	—

Balance as of 6/30/2009	$25,200	$8,550,786	$0	$8,651,499	$692,144	$78,353	$449

See Notes to Portfolio of Investments

SunAmerica Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
MUNICIPAL BONDS & NOTES — 90.2%
Arizona — 2.4%
Arizona Health Facilities Authority Revenue, Revenue Bonds 5.50% due 01/01/31	$1,800,000	$1,779,858

Arkansas — 1.0%
Little Rock Arkansas Sewer Revenue, Series C 5.00% due 10/01/37(1)	750,000	754,470

California — 3.8%
California State Department Water Resources, Revenue Bonds 5.00% due 12/01/25(1)	1,000,000	1,027,190
Los Angeles California Water & Power Revenue, Power System - Subseries A-1 5.25% due 07/01/38	1,845,000	1,815,296

		2,842,486

Colorado — 7.5%
Aurora Colorado Water Improvement Revenue, Series A 5.00% due 08/01/36(1)	3,000,000	3,003,840
Regional Transportation District Colorado Sales Tax Revenue, Series A 5.00% due 11/01/28(1)	2,500,000	2,566,075

		5,569,915

Connecticut — 3.8%
State of Connecticut, Refunded, Series B, 5.00% due 06/01/14(1)	2,500,000	2,819,875

Georgia — 0.1%
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/13(1)	85,000	93,997

Maryland — 2.2%
Baltimore Maryland Project Revenue, Series A 5.00% due 07/01/38(1)	1,650,000	1,665,444

Massachusetts — 17.7%
Massachusetts State School Building Authority, Series A 5.00% due 08/15/24(1)	3,000,000	3,149,430
Massachusetts State Water Resources Authority, Revenue Bonds, Series A, 5.00% due 08/01/24(1)	3,910,000	4,089,508
Massachusetts State, Series C 5.25% due 08/01/24(1)	2,300,000	2,478,457
University Massachusetts Building Authority Project Revenue, Series 04-1, 5.25% due 11/01/27(1)	3,000,000	3,456,870

		13,174,265

Missouri — 2.8%
Missouri State Health & Educational Facilities Authority, Series 2003 - B 5.50% due 11/15/32(1)	2,000,000	2,057,300

New Jersey — 6.8%
Garden State New Jersey Preservation Trust Open Space And Farmland Preservation, Series A, 5.80% due 11/01/17(1)	2,500,000	2,928,375
New Jersey Economic Development Authority Revenue Bond, School Facility Construction 5.00% due 09/01/09(1)(2)	2,000,000	2,146,080

		5,074,455

New Mexico — 3.6%
New Mexico Finance Authority Transportation, Series A, 5.25% due 06/15/21(1)	2,500,000	2,674,650

New York — 14.4%
City of Niagara Falls New York, General Obligation 7.50% due 03/01/13(1)	410,000	471,824
City of Niagara Falls New York, Prerefunded, General Obligation 7.50% due 03/01/13(1)	35,000	42,353
City of Niagara Falls New York, General Obligation 7.50% due 03/01/14(1)	510,000	596,858
City of Niagara Falls New York, Prerefunded, General Obligation 7.50% due 03/01/14(1)	45,000	56,010
New York New York City Municipal Water Finance Authority, Water & Sewer Revenue, Fiscal 2009 - Series A 5.75% due 06/15/40	2,600,000	2,768,064
New York State Thruway Authority, Series H 5.00% due 01/01/19(1)	1,000,000	1,063,950
New York State Thruway Authority, Series G, 5.25% due 01/01/27(1)	1,500,000	1,534,755
Sales Tax Asset Receivables Corp., Series A, 5.25% due 10/15/27(1)	2,000,000	2,105,080
Triborough Bridge & Tunnel Authority, Series A-2 5.25% due 11/15/34	2,000,000	2,047,380

		10,686,274

North Carolina — 2.7%
Wake County North Carolina, General Obligation 4.50% due 03/01/26	2,000,000	2,043,920

Ohio — 8.8%
Ohio State Higher Educational Facility Commission, Revenue Bonds 5.25% due 01/01/29	1,845,000	1,852,509
Olentangy Local School District Ohio, Series A, 5.25% due 12/01/27(1)	3,250,000	3,729,408
Woodridge, Ohio, Woodmore Local School District, 6.80% due 12/01/14(1)	880,000	981,754

		6,563,671

Pennsylvania — 1.5%
Pennsylvania State Higher Educational Facility Authority, Series B 6.00% due 08/15/22	1,000,000	1,081,510

South Dakota — 3.0%
South Dakota State Health & Educational Facilities Revenue, Refunding, 6.25% due 07/01/10(1)	2,120,000	2,218,411

Texas — 8.1%
Corpus Christi Texas Utility System Revenue, Revenue Bonds 5.25% due 07/15/20(1)	1,575,000	1,684,447
University of Houston Texas, Refunding Notes - University & College Improvements 5.25% due 02/15/26(1)	2,050,000	2,146,698
Williamson County Texas, Series A 5.00% due 02/15/19(1)	2,000,000	2,203,460

		6,034,605

Total Long-Term Investment Securities (cost $64,747,125)		67,135,106

SHORT-TERM INVESTMENT SECURITIES — 9.4%
Florida — 1.8%
Broward County Florida School Board 0.32% due 07/07/09(1)(2)	1,165,000	1,165,000
Jacksonville Florida Health Facilities Authority, Revenue Bonds 0.32% due 07/03/09(1)(2)	150,000	150,000

		1,315,000

Idaho — 0.1%
Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project 0.38% due 07/01/09(1)(2)	100,000	100,000

Kentucky — 1.4%
Louisville & Jefferson County Kentucky Metropolitan Sewer District Series A 0.35% due 07/01/09(1)(2)	995,000	995,000

Nevada — 1.2%
Clark County Nevada School District Series B 0.30% due 07/01/09(1)(2)	230,000	230,000
Clark County Nevada School District, Series A 0.28% due 07/01/09(1)(2)	670,000	670,000

		900,000

New York — 4.1%
Metropolitan Transportation Authority NY, Series D-2 0.90% due 07/01/09(1)(2)	815,000	815,000
New York NY, Series H 0.35% due 07/02/09(1)(2)	2,230,000	2,230,000

		3,045,000

North Carolina — 0.1%
Union County North Carolina Enterprise System, Series B 0.60% due 12/01/09(1)(2)	100,000	100,000

Pennsylvania — 0.7%
Lehigh County Pennsylvania General Hospital Revenue, Refunding 0.32% due 07/01/09(1)(2)	100,000	100,000
Lehigh County Pennsylvania General Purpose Authority, Hospital - Lehigh Valley Health 0.32% due 07/02/09(1)(2)	400,000	400,000

		500,000

Registered Investment Company — 0.0%
SSGA Tax Free Money Market Fund	24,360	24,360

Total Short-Term Investment Securities (cost $6,979,360)		6,979,360

TOTAL INVESTMENTS — (cost $71,726,485)(3)	99.6%	74,114,466
Other assets less liabilities	0.4	282,248

NET ASSETS —	100.0%	$74,396,714

(1)	All or part of this security is insured by the Assured Guaranty Corp. (“AGC”), Financial Security Assurance (“FSA”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), or American Municipal Bond Assurance Corp. (“AMBAC”). The aggregate value is $60,701,569 or 81.6% of Net Assets.

(2)	Variable Rate Security - the rate reflected is as of June 30, 2009, maturity date reflects next reset date.

(3)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Municipal Bonds & Notes
Colorado	$—	$5,569,915	$—	$5,569,915
Massachusetts	—	13,174,265	—	13,174,265
New Jersey	—	5,074,455	—	5,074,455
New York	—	10,686,274	—	10,686,274
Ohio	—	6,563,671	—	6,563,671
Texas	—	6,034,605	—	6,034,605
Other States+	—	20,031,921	—	20,031,921
Short-Term Investment Securities:
U.S. Municipal Bonds & Notes	—	6,955,000	—	6,955,000
Registered Investment Companies	—	24,360	—	—

Total	$—	$74,114,466	$—	$74,114,466

+	Sum of all other states each of which individually has an aggregate market value less than 5% of net assets.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced by using the average of at least two independent quotes obtained from brokers.

Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of SunAmerica Asset Management Corp., the Funds’ investment adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Investments in open-end and closed-end registered investments companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of June 30, 2009 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of June 30, 2009, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Fund	Interest	Amount
U.S. Government	18.63%	$40,116,000
GNMA	46.44	100,000,000
Strategic Bond	1.62	3,487,000
High Yield Bond	1.15	2,472,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2009, bearing interest at a rate of 0.00% per annum, with a principal amount of $215,317,000, a repurchase price of $215,317,000, and a maturity date of July 1, 2009. The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value
U.S. Treasury Bills	0.16%	08/13/09	$219,670,000	$219,626,066

As of June 30, 2009, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

	Percentage	Principal
Fund	Interest	Amount
GNMA	12.91%	$29,055,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated June 30, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $225,000,000, a repurchase price of $225,000,063, and a maturity date of July 1, 2009. The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value
U.S. Treasury Inflation Index Notes	1.88%	07/15/15	$225,000,000	$229,500,017

Note 3. Federal Income Taxes:

As of June 30, 2009, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$194,379,913	$562,167,920	$559,181,236	$172,385,232	$71,725,020

Appreciation	3,302,798	10,324,944	17,113,897	4,830,758	2,662,257
Depreciation	(176,864)	(1,373,469)	(52,048,360)	(41,059,489)	(272,811)

Unrealized appreciation (depreciation) — net	$3,125,934	$8,951,475	$(34,934,463)	$(36,228,731)	$2,389,446

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T Genoy
John T Genoy
President

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T Genoy
John T Genoy
President

Date: August 28, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 28, 2009